DBX ETF Trust

Schedule of Investments

Xtrackers MSCI All World ex US Hedged Equity ETF

August 31, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.4%
Australia - 4.4%
Afterpay Ltd.*	973	$95,801
AGL Energy Ltd.	2,439	11,508
Ampol Ltd.	1,532	30,887
APA Group(a)	5,978	40,146
Aristocrat Leisure Ltd.	2,828	94,483
ASX Ltd.	899	57,723
Aurizon Holdings Ltd.	6,287	17,385
AusNet Services Ltd.	9,568	13,544
Australia & New Zealand Banking Group Ltd.	13,881	282,807
BHP Group Ltd.	14,127	471,362
BHP Group PLC	10,012	310,745
BlueScope Steel Ltd.	2,997	55,250
Brambles Ltd.	6,757	59,861
Cochlear Ltd.	314	53,568
Coles Group Ltd.	6,433	85,086
Commonwealth Bank of Australia	8,459	619,561
Computershare Ltd.	2,354	28,414
Crown Resorts Ltd.*	2,108	14,357
CSL Ltd.	2,169	494,965
Dexus REIT	5,106	39,744
Domino’s Pizza Enterprises Ltd.	318	36,463
Endeavour Group Ltd.*	6,018	32,138
Evolution Mining Ltd.	6,089	17,417
Fortescue Metals Group Ltd.	8,147	125,159
Goodman Group REIT	7,886	133,437
GPT Group REIT	9,712	34,458
Insurance Australia Group Ltd.	10,496	40,235
Lendlease Corp. Ltd.(a)	3,069	26,807
Macquarie Group Ltd.	1,626	198,337
Magellan Financial Group Ltd.	643	20,387
Medibank Pvt Ltd.	13,712	35,610
Mirvac Group REIT	20,001	45,651
National Australia Bank Ltd.	15,519	314,817
Newcrest Mining Ltd.	3,525	63,797
Northern Star Resources Ltd.	5,259	37,549
Oil Search Ltd.	9,312	25,478
Orica Ltd.	1,943	18,720
Origin Energy Ltd.	9,477	30,851
Qantas Airways Ltd.*	3,757	13,989
QBE Insurance Group Ltd.	7,329	63,427
Ramsay Health Care Ltd.	945	47,632
REA Group Ltd.	282	31,667
Reece Ltd.	1,548	23,645
Rio Tinto Ltd.	1,738	142,477
Santos Ltd.	9,430	41,736
Scentre Group REIT	24,119	50,286
SEEK Ltd.	1,710	40,706
Sonic Healthcare Ltd.	2,144	68,070
South32 Ltd.	25,990	59,701
Stockland REIT	12,555	42,433
Suncorp Group Ltd.	5,570	50,853
Sydney Airport*(a)	6,855	39,968
Tabcorp Holdings Ltd.	11,806	41,370
Telstra Corp. Ltd.	21,432	60,206
Transurban Group(a)	12,958	134,703
Treasury Wine Estates Ltd.	3,964	36,625
Vicinity Centres REIT	14,542	18,404
Washington H Soul Pattinson & Co. Ltd.(b)	737	19,312
Wesfarmers Ltd.	5,346	234,456
Westpac Banking Corp.	17,218	325,224
WiseTech Global Ltd.	852	30,129
Woodside Petroleum Ltd.	4,850	69,151
Woolworths Group Ltd.	6,180	188,751

(Cost $5,068,169)		5,989,429

Austria - 0.1%
Erste Group Bank AG	1,320	52,774
OMV AG	784	43,444
Raiffeisen Bank International AG	787	18,901
Verbund AG	304	33,292
voestalpine AG	482	21,854

(Cost $143,684)		170,265

Belgium - 0.5%
Ageas SA/NV	724	36,203
Anheuser-Busch InBev SA/NV	3,718	228,238
Elia Group SA/NV	245	30,780
Etablissements Franz Colruyt NV	250	13,989
Groupe Bruxelles Lambert SA	549	62,943
KBC Group NV	1,214	102,261
Proximus SADP	805	15,783
Sofina SA	67	29,619
Solvay SA	390	51,092
UCB SA	567	64,860
Umicore SA	983	64,696

(Cost $765,618)		700,464

Brazil - 1.1%
Ambev SA	23,648	78,205
Americanas SA*	1,806	14,446
Atacadao SA	1,728	6,065
B3 SA - Brasil Bolsa Balcao	30,375	82,652
Banco Bradesco SA	6,398	24,672
Banco BTG Pactual SA	6,203	33,901
Banco do Brasil SA	3,608	21,233
Banco Inter SA	1,197	15,693
Banco Santander Brasil SA	2,049	16,619
BB Seguridade Participacoes SA	2,157	7,951
BRF SA*	2,728	12,356
CCR SA	5,921	14,027
Cia de Saneamento Basico do Estado de Sao Paulo	1,764	12,326

Cia Siderurgica Nacional SA	2,953	19,908
Cosan SA	5,775	24,626
CPFL Energia SA	1,366	7,672
Energisa SA	1,284	11,018
Engie Brasil Energia SA	1,304	9,470
Equatorial Energia SA	4,715	23,207
Hapvida Participacoes e Investimentos SA, 144A	5,245	14,931
Hypera SA	1,860	12,795
JBS SA	5,044	30,406
Klabin SA*	2,672	13,596
Localiza Rent a Car SA	2,709	29,056
Lojas Renner SA	5,571	41,006
Magazine Luiza SA	14,268	50,330
Natura & Co. Holding SA*	5,767	57,572
Notre Dame Intermedica Participacoes SA	2,765	42,747
Petrobras Distribuidora SA	5,262	27,669
Petroleo Brasileiro SA	18,917	102,143
Raia Drogasil SA	4,370	21,601
Rede D’Or Sao Luiz SA, 144A	1,580	21,029
Rumo SA*	5,811	21,038
Suzano SA*	3,531	41,655
Telefonica Brasil SA	1,890	15,984
TIM SA	3,349	8,070
TOTVS SA	1,919	14,696
Ultrapar Participacoes SA	3,444	9,618
Vale SA	19,234	367,063
Via S/A*	5,215	10,479
WEG SA	7,602	52,279

(Cost $1,082,463)		1,441,810

Canada - 6.8%
Agnico Eagle Mines Ltd.	1,257	72,332
Air Canada*	897	17,426
Algonquin Power & Utilities Corp.	2,875	44,641
Alimentation Couche-Tard, Inc., Class B	4,084	165,024
AltaGas Ltd.	1,128	22,593
Atco Ltd., Class I	397	13,358
B2Gold Corp.	5,348	20,686
Ballard Power Systems, Inc.*	1,067	17,980
Bank of Montreal	3,061	304,632
Bank of Nova Scotia	5,831	361,188
Barrick Gold Corp.	2,794	55,699
Barrick Gold Corp.	5,838	117,348
BCE, Inc.	400	20,862
BlackBerry Ltd.*	2,505	28,551
Brookfield Asset Management, Inc., Class A	6,287	349,768
CAE, Inc.*	1,586	45,795
Cameco Corp.	1,786	32,998
Canadian Apartment Properties REIT	381	18,454
Canadian Imperial Bank of Commerce	2,175	250,212
Canadian National Railway Co.	3,382	397,803
Canadian Natural Resources Ltd.	5,474	181,143
Canadian Pacific Railway Ltd.	3,200	219,877
Canadian Tire Corp. Ltd., Class A	253	38,502
Canadian Utilities Ltd., Class A	696	19,700
Canopy Growth Corp.*	1,033	17,775
CCL Industries, Inc., Class B	796	45,439
Cenovus Energy, Inc.	5,718	47,452
CGI, Inc.*	1,055	94,291
Constellation Software, Inc.	96	162,697
Dollarama, Inc.	1,448	66,027
Emera, Inc.	1,240	58,538
Empire Co. Ltd., Class A	900	29,105
Enbridge, Inc.	9,742	383,379
Fairfax Financial Holdings Ltd.	138	61,086
First Quantum Minerals Ltd.	2,968	61,823
FirstService Corp.	218	40,488
Fortis, Inc.	2,366	108,394
Franco-Nevada Corp.	905	132,022
George Weston Ltd.	278	29,967
GFL Environmental, Inc.	948	33,400
Gildan Activewear, Inc.	1,188	45,669
Great-West Lifeco, Inc.	1,212	37,494
Hydro One Ltd., 144A	1,300	32,354
iA Financial Corp., Inc.	561	31,108
IGM Financial, Inc.	577	21,042
Imperial Oil Ltd.(b)	1,458	38,586
Intact Financial Corp.	860	117,127
Inter Pipeline Ltd.	1,870	29,644
Ivanhoe Mines Ltd., Class A*	3,198	25,804
Keyera Corp.(b)	1,140	27,451
Kinross Gold Corp.	5,387	32,408
Kirkland Lake Gold Ltd.	1,294	51,600
Lightspeed Commerce, Inc.*	526	58,393
Loblaw Cos. Ltd.	714	50,305
Lundin Mining Corp.	3,485	28,175
Magna International, Inc.	1,344	106,133
Manulife Financial Corp.	9,723	189,350
Metro, Inc.	1,230	62,658
National Bank of Canada	1,670	132,552
Northland Power, Inc.	943	31,198
Nutrien Ltd.	2,662	161,832
Nuvei Corp., 144A*	283	36,681
Onex Corp.	407	28,517
Open Text Corp.	1,303	71,478
Pan American Silver Corp.	1,084	28,147
Parkland Corp.	761	22,722
Pembina Pipeline Corp.	2,773	84,510
Power Corp. of Canada	2,604	89,865
Quebecor, Inc., Class B	884	22,057
Restaurant Brands International, Inc.	1,366	87,764
RioCan Real Estate Investment Trust REIT	1,343	23,855

Ritchie Bros Auctioneers, Inc.	569	35,651
Rogers Communications, Inc., Class B	1,568	79,888
Royal Bank of Canada	6,785	696,973
Saputo, Inc.	1,130	31,787
Shaw Communications, Inc., Class B	2,264	66,629
Shopify, Inc., Class A*	545	832,237
Sun Life Financial, Inc.	2,786	143,446
Suncor Energy, Inc.	7,399	138,169
TC Energy Corp.	4,540	215,548
Teck Resources Ltd., Class B	2,682	60,479
TELUS Corp.	2,275	52,419
Thomson Reuters Corp.	839	98,035
TMX Group Ltd.	293	32,234
Toromont Industries Ltd.	377	31,698
Toronto-Dominion Bank	8,691	564,383
West Fraser Timber Co. Ltd.	393	30,346
Wheaton Precious Metals Corp.	2,182	98,338
WSP Global, Inc.	518	67,634
Yamana Gold, Inc.	4,914	21,694

(Cost $6,903,549)		9,292,522

Chile - 0.1%
Antofagasta PLC	2,191	43,859
Banco de Chile	190,744	18,640
Banco de Credito e Inversiones SA	196	8,490
Banco Santander Chile	312,455	16,510
Cencosud SA	8,433	15,910
Colbun SA	47,510	7,864
Empresas CMPC SA	4,132	9,179
Empresas COPEC SA	1,142	10,624
Enel Americas SA	168,740	23,711
Enel Chile SA	123,794	6,319
Falabella SA	2,985	11,823

(Cost $185,852)		172,929

China - 9.3%
21Vianet Group, Inc., ADR*(b)	400	7,916
360 DigiTech, Inc., ADR*	449	10,237
360 Security Technology, Inc., Class A*	3,700	6,822
3SBio, Inc., 144A*	10,076	11,232
51job, Inc., ADR*(b)	126	9,677
AAC Technologies Holdings, Inc.	3,752	20,913
AECC Aviation Power Co. Ltd., Class A	1,000	10,548
Agile Group Holdings Ltd.	7,637	8,759
Agora, Inc., ADR*	358	12,143
Agricultural Bank of China Ltd., Class A	19,900	9,127
Agricultural Bank of China Ltd., Class H	134,757	45,222
Aier Eye Hospital Group Co. Ltd., Class A	1,205	7,879
Air China Ltd., Class H*	10,436	7,004
Airtac International Group	527	16,069
Akeso, Inc., 144A*	2,000	10,338
Alibaba Group Holding Ltd.*	72,602	1,544,932
A-Living Smart City Services Co. Ltd., 144A	1,682	6,661
Aluminum Corp. of China Ltd., Class H*	19,623	14,230
Anhui Conch Cement Co. Ltd., Class A	1,200	7,430
Anhui Conch Cement Co. Ltd., Class H	5,526	29,913
Anhui Gujing Distillery Co. Ltd., Class B	1,210	14,778
ANTA Sports Products Ltd.	5,479	112,716
Asymchem Laboratories Tianjin Co. Ltd., Class A	200	10,846
Autohome, Inc., ADR	336	14,871
AviChina Industry & Technology Co. Ltd., Class H	23,032	19,308
Baidu, Inc., ADR*	1,309	205,539
Bank of Beijing Co. Ltd., Class A	11,100	7,464
Bank of China Ltd., Class A	16,800	7,887
Bank of China Ltd., Class H	375,397	131,770
Bank of Communications Co. Ltd., Class A	13,200	9,040
Bank of Communications Co. Ltd., Class H	49,017	28,172
Bank of Hangzhou Co. Ltd., Class A	4,400	9,129
Bank of Jiangsu Co. Ltd., Class A	13,000	12,952
Bank of Nanjing Co. Ltd., Class A	8,600	12,499
Bank of Ningbo Co. Ltd., Class A	2,700	13,512
Bank of Shanghai Co. Ltd., Class A	5,590	6,245
Baoshan Iron & Steel Co. Ltd., Class A	10,200	16,104
Baozun, Inc., ADR*	196	4,720
BeiGene Ltd., ADR*	203	62,585
Beijing Capital International Airport Co. Ltd., Class H*	6,836	4,122
Beijing Kingsoft Office Software, Inc., Class A	256	9,896
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	13,800	10,156
BGI Genomics Co. Ltd., Class A	500	7,266
Bilibili, Inc., ADR*(b)	768	61,617
BOE Technology Group Co. Ltd., Class A	15,500	13,977
BYD Co. Ltd., Class A	600	25,751
BYD Co. Ltd., Class H	3,560	120,567
BYD Electronic International Co. Ltd.(b)	3,046	13,903
CanSino Biologics, Inc., Class H, 144A*(b)	468	18,497
CGN Power Co. Ltd., Class H, 144A	49,417	10,929
Changchun High & New Technology Industry Group, Inc., Class A	200	7,909
China Aoyuan Group Ltd.	5,340	3,200
China Cinda Asset Management Co. Ltd., Class H	57,510	10,204
China CITIC Bank Corp. Ltd., Class H	42,425	19,528
China Communications Services Corp. Ltd., Class H	14,967	7,967
China Conch Venture Holdings Ltd.	7,357	30,081
China Construction Bank Corp., Class H	459,661	332,152
China East Education Holdings Ltd., 144A*(b)	2,819	3,023
China Everbright Bank Co. Ltd., Class A	14,000	7,267

China Everbright Bank Co. Ltd., Class H	14,192	5,091
China Evergrande Group(b)	7,935	4,448
China Feihe Ltd., 144A	17,162	31,069
China Fortune Land Development Co. Ltd., Class A*	3,120	1,832
China Galaxy Securities Co. Ltd., Class A	7,370	11,750
China Hongqiao Group Ltd.	7,896	11,777
China Huarong Asset Management Co. Ltd., Class H, 144A*(c)	38,726	5,079
China International Capital Corp. Ltd., Class H, 144A	8,852	20,578
China Lesso Group Holdings Ltd.	5,758	12,319
China Life Insurance Co. Ltd., Class A	700	3,128
China Life Insurance Co. Ltd., Class H	35,754	59,855
China Literature Ltd., 144A*	2,150	18,052
China Longyuan Power Group Corp. Ltd., Class H	17,539	35,766
China Medical System Holdings Ltd.	5,555	10,885
China Meidong Auto Holdings Ltd.	2,773	13,923
China Merchants Bank Co. Ltd., Class A	6,500	49,309
China Merchants Bank Co. Ltd., Class H	19,461	160,769
China Merchants Securities Co. Ltd., Class A	4,500	12,662
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,800	2,778
China Minsheng Banking Corp. Ltd., Class A	13,500	8,304
China Minsheng Banking Corp. Ltd., Class H	30,378	12,694
China Molybdenum Co. Ltd., Class H	16,036	12,536
China National Building Material Co. Ltd., Class H	17,277	23,636
China National Medicines Corp. Ltd., Class A	600	2,715
China National Nuclear Power Co. Ltd., Class A	12,600	10,698
China Oilfield Services Ltd., Class H	11,564	10,111
China Pacific Insurance Group Co. Ltd., Class A	1,600	6,520
China Pacific Insurance Group Co. Ltd., Class H	12,636	35,581
China Petroleum & Chemical Corp., Class A	9,200	6,072
China Petroleum & Chemical Corp., Class H	117,056	56,741
China Railway Group Ltd., Class A	15,300	13,347
China Railway Group Ltd., Class H	19,440	9,323
China Resources Mixc Lifestyle Services Ltd., 144A	3,720	19,539
China Resources Pharmaceutical Group Ltd., 144A	3,836	1,998
China Shenhua Energy Co. Ltd., Class A	4,900	15,184
China Shenhua Energy Co. Ltd., Class H	17,738	39,274
China Southern Airlines Co. Ltd., Class A*	10,000	8,925
China Southern Airlines Co. Ltd., Class H*	8,000	4,660
China State Construction Engineering Corp. Ltd., Class A	39,100	29,079
China Tourism Group Duty Free Corp. Ltd., Class A	500	17,686
China Tower Corp. Ltd., Class H, 144A	197,660	25,923
China United Network Communications Ltd., Class A	10,000	6,492
China Vanke Co. Ltd., Class A	3,600	11,044
China Vanke Co. Ltd., Class H	5,662	15,288
China Yangtze Power Co. Ltd., Class A	6,200	18,579
China Yuhua Education Corp. Ltd., 144A	11,516	6,145
Chinasoft International Ltd.*	15,186	25,735
Chongqing Rural Commercial Bank Co. Ltd., Class A	25,500	15,369
Chongqing Zhifei Biological Products Co. Ltd., Class A	400	10,970
CIFI Ever Sunshine Services Group Ltd.	6,042	12,476
CIFI Holdings Group Co. Ltd.	12,563	8,464
CITIC Ltd.	27,932	34,765
CITIC Securities Co. Ltd., Class A	2,200	8,754
CITIC Securities Co. Ltd., Class H	8,249	20,894
Contemporary Amperex Technology Co. Ltd., Class A	647	49,609
COSCO SHIPPING Energy Transportation Co. Ltd., Class A	2,600	2,135
COSCO SHIPPING Holdings Co. Ltd., Class A*	6,630	21,305
COSCO SHIPPING Holdings Co. Ltd., Class H*(b)	14,313	27,053
Country Garden Holdings Co. Ltd.	38,078	42,105
Country Garden Services Holdings Co. Ltd.	6,706	51,087
CRRC Corp. Ltd., Class A	15,100	15,792
CSC Financial Co. Ltd., Class A	1,960	8,497
CSPC Pharmaceutical Group Ltd.	39,523	50,157
Dali Foods Group Co. Ltd., 144A	16,563	9,285
Daqo New Energy Corp., ADR*(b)	252	15,450
DiDi Global, Inc., ADR*(b)	1,436	11,804
Dongfeng Motor Group Co. Ltd., Class H	13,324	14,596
East Money Information Co. Ltd., Class A	3,840	18,414
ENN Energy Holdings Ltd.	4,457	88,195
Eve Energy Co. Ltd., Class A	900	14,224
Everbright Securities Co. Ltd., Class A	1,800	4,434
Flat Glass Group Co. Ltd., Class H	2,751	16,059
Focus Media Information Technology Co. Ltd., Class A	3,200	3,565
Foshan Haitian Flavouring & Food Co. Ltd., Class A	780	11,479
Fosun International Ltd.	21,173	26,788
Founder Securities Co. Ltd., Class A	10,000	13,217
Foxconn Industrial Internet Co. Ltd., Class A	4,600	8,182
Fuyao Glass Industry Group Co. Ltd., Class A	1,100	8,164
Fuyao Glass Industry Group Co. Ltd., Class H, 144A	2,673	16,463

Ganfeng Lithium Co. Ltd., Class A	500	17,044
Ganfeng Lithium Co. Ltd., Class H, 144A	1,146	26,405
Gaotu Techedu, Inc., ADR*(b)	398	1,146
GCL System Integration Technology Co. Ltd., Class A*	1,000	844
GDS Holdings Ltd., ADR*(b)	364	21,287
Genscript Biotech Corp.*	6,014	28,572
GF Securities Co. Ltd., Class A	2,000	5,885
GF Securities Co. Ltd., Class H	6,449	11,476
Gigadevice Semiconductor Beijing, Inc., Class A	168	3,984
GoerTek, Inc., Class A	2,500	18,027
GOME Retail Holdings Ltd.*(b)	48,942	5,286
Great Wall Motor Co. Ltd., Class H	16,316	75,103
Greentown Service Group Co. Ltd.	4,614	4,936
Guangdong Haid Group Co. Ltd., Class A	1,300	12,941
Guangzhou Automobile Group Co. Ltd., Class H	13,551	13,643
Guangzhou R&F Properties Co. Ltd., Class H	11,516	9,832
Guangzhou Tinci Materials Technology Co. Ltd., Class A	400	8,442
Guosen Securities Co. Ltd., Class A	5,900	11,153
Guotai Junan Securities Co. Ltd., Class A	3,400	9,356
Haidilao International Holding Ltd., 144A(b)	4,880	19,890
Haier Smart Home Co. Ltd., Class A	1,100	4,612
Haier Smart Home Co. Ltd., Class H	11,155	42,024
Haitian International Holdings Ltd.	4,720	18,085
Haitong Securities Co. Ltd., Class A	5,000	9,847
Haitong Securities Co. Ltd., Class H	14,938	13,810
Hangzhou First Applied Material Co. Ltd., Class A	400	9,420
Hangzhou Tigermed Consulting Co. Ltd., Class H, 144A	518	9,191
Hansoh Pharmaceutical Group Co. Ltd., 144A	5,758	15,732
Hello Group, Inc., ADR	676	8,883
Henan Shuanghui Investment & Development Co. Ltd., Class A	1,100	4,107
Hengan International Group Co. Ltd.	3,162	18,336
Hengli Petrochemical Co. Ltd., Class A	1,800	7,307
HengTen Networks Group Ltd.*(b)	12,000	5,894
Hua Hong Semiconductor Ltd., 144A*	2,831	16,671
Hualan Biological Engineering, Inc., Class A	670	3,055
Huaneng Power International, Inc., Class A	3,500	3,010
Huaneng Power International, Inc., Class H	17,895	8,628
Huatai Securities Co. Ltd., Class A	1,700	4,314
Huatai Securities Co. Ltd., Class H, 144A	6,773	9,719
Huaxia Bank Co. Ltd., Class A	9,400	8,156
Huazhu Group Ltd., ADR*	1,019	49,208
Hundsun Technologies, Inc., Class A	1,120	8,600
HUYA, Inc., ADR*(b)	139	1,486
Iflytek Co. Ltd., Class A	900	7,304
I-Mab, ADR*	201	14,255
Industrial & Commercial Bank of China Ltd., Class A	14,000	10,022
Industrial & Commercial Bank of China Ltd., Class H	282,119	157,429
Industrial Bank Co. Ltd., Class A	4,500	12,899
Industrial Securities Co. Ltd., Class A	1,500	2,310
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A*	32,600	18,992
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	2,600	2,341
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	1,500	7,904
Innovent Biologics, Inc., 144A*	5,489	44,251
iQIYI, Inc., ADR*	1,199	10,863
JD Health International, Inc., 144A*(b)	1,674	15,562
JD.com, Inc., ADR*	4,217	331,288
Jiangsu Expressway Co. Ltd., Class H	9,332	9,683
Jiangsu Hengli Hydraulic Co. Ltd., Class A	600	8,830
Jiangsu Hengrui Medicine Co. Ltd., Class A	1,800	12,606
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	400	10,384
Jiangxi Copper Co. Ltd., Class A	3,000	12,332
Jiangxi Copper Co. Ltd., Class H	4,184	8,511
Jiangxi Zhengbang Technology Co. Ltd., Class A	1,600	2,120
Jinxin Fertility Group Ltd., 144A*(b)	5,618	8,928
Jiumaojiu International Holdings Ltd., 144A	2,638	8,853
KE Holdings, Inc., ADR*	1,740	31,477
Kingdee International Software Group Co. Ltd.*	12,356	44,960
Kingsoft Cloud Holdings Ltd., ADR*(b)	260	8,369
Kingsoft Corp. Ltd.	4,347	17,410
Kuaishou Technology, 144A*(b)	1,233	13,396
Kweichow Moutai Co. Ltd., Class A	400	96,560
KWG Group Holdings Ltd.	5,582	5,885
Lenovo Group Ltd.	33,752	37,408
Lens Technology Co. Ltd., Class A	2,610	9,544
Li Auto, Inc., ADR*(b)	2,755	85,019
Li Ning Co. Ltd.	11,066	148,686
Lingyi iTech Guangdong Co., Class A	3,100	3,213
Logan Group Co. Ltd.	9,356	11,164
Longfor Group Holdings Ltd., 144A	8,291	35,925
LONGi Green Energy Technology Co. Ltd., Class A	1,600	22,178
Lufax Holding Ltd., ADR*	864	7,491
Luxshare Precision Industry Co. Ltd., Class A	2,449	12,848
Luzhou Laojiao Co. Ltd., Class A	400	10,536
Mango Excellent Media Co. Ltd., Class A	1,200	8,516
Maxscend Microelectronics Co. Ltd., Class A	100	5,872
Meituan, Class B, 144A*	19,590	627,186

Metallurgical Corp. of China Ltd., Class A	21,100	16,379
Microport Scientific Corp.	3,836	23,749
Midea Group Co. Ltd., Class A	1,300	13,294
Ming Yuan Cloud Group Holdings Ltd.*	1,559	5,412
Minth Group Ltd.	3,269	13,576
Muyuan Foods Co. Ltd., Class A	1,534	10,056
Nanjing Securities Co. Ltd., Class A	4,800	7,802
NARI Technology Co. Ltd., Class A	2,760	14,972
NAURA Technology Group Co. Ltd., Class A	200	11,027
NetEase, Inc., ADR	1,980	192,892
New China Life Insurance Co. Ltd., Class A	2,000	12,587
New China Life Insurance Co. Ltd., Class H	4,480	13,191
New Hope Liuhe Co. Ltd., Class A*	1,400	2,373
New Oriental Education & Technology Group, Inc., ADR*	7,280	16,453
Ninestar Corp., Class A	548	2,991
NIO, Inc., ADR*	6,605	259,643
Nongfu Spring Co. Ltd., Class H, 144A	1,800	9,524
OFILM Group Co. Ltd., Class A	103	119
Oppein Home Group, Inc., Class A	500	11,969
Orient Securities Co. Ltd., Class A	1,600	3,711
People’s Insurance Co. Group of China Ltd., Class H	32,329	9,976
PetroChina Co. Ltd., Class A	7,700	5,894
PetroChina Co. Ltd., Class H	92,862	40,715
Pharmaron Beijing Co. Ltd., Class A	400	11,930
Pharmaron Beijing Co. Ltd., Class H, 144A	474	10,519
PICC Property & Casualty Co. Ltd., Class H	35,770	32,332
Pinduoduo, Inc., ADR*	2,110	211,042
Ping An Bank Co. Ltd., Class A	3,300	9,101
Ping An Healthcare and Technology Co. Ltd., 144A*(b)	2,194	16,192
Ping An Insurance Group Co. of China Ltd., Class A	4,300	33,246
Ping An Insurance Group Co. of China Ltd., Class H	30,377	235,909
Poly Developments and Holdings Group Co. Ltd., Class A	2,900	5,118
Poly Property Services Co. Ltd., Class H(b)	1,343	8,211
Postal Savings Bank of China Co. Ltd., Class A	14,000	11,150
Postal Savings Bank of China Co. Ltd., Class H, 144A	35,348	25,497
Power Construction Corp. of China Ltd., Class A	14,500	13,952
Qingdao Rural Commercial Bank Corp., Class A	1,600	969
RLX Technology, Inc., ADR*(b)	3,550	18,247
Rongsheng Petrochemical Co. Ltd., Class A	2,850	8,240
SAIC Motor Corp. Ltd., Class A	1,500	4,490
Sanan Optoelectronics Co. Ltd., Class A	1,800	10,127
Sangfor Technologies, Inc., Class A	400	16,882
Sany Heavy Industry Co. Ltd., Class A	3,100	12,599
Seazen Group Ltd.*	10,122	8,980
SF Holding Co. Ltd., Class A	1,000	8,928
Shaanxi Coal Industry Co. Ltd., Class A	5,400	11,471
Shandong Gold Mining Co. Ltd., Class A	2,200	6,136
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	8,282	13,630
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	3,173	20,358
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	3,931	3,534
Shanghai M&G Stationery, Inc., Class A	800	8,542
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,500	13,387
Shanghai Pudong Development Bank Co. Ltd., Class A	9,300	13,041
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	2,900	7,746
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	420	18,060
Shenwan Hongyuan Group Co. Ltd., Class A	11,900	8,666
Shenzhen Goodix Technology Co. Ltd., Class A	100	1,614
Shenzhen Inovance Technology Co. Ltd., Class A	1,050	11,554
Shenzhen Kangtai Biological Products Co. Ltd., Class A*	560	10,505
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	280	14,230
Shenzhou International Group Holdings Ltd.	3,944	86,005
Silergy Corp.	406	58,307
Sinopharm Group Co. Ltd., Class H	5,801	14,903
Sinotruk Hong Kong Ltd.	3,539	6,971
Smoore International Holdings Ltd., 144A	9,480	50,768
Sunac China Holdings Ltd.	13,848	35,433
Sunac Services Holdings Ltd., 144A	4,577	11,917
Sungrow Power Supply Co. Ltd., Class A	500	12,185
Sunny Optical Technology Group Co. Ltd.	3,349	101,278
TAL Education Group, ADR*	1,820	9,682
TCL Technology Group Corp., Class A	1,164	1,286
Tencent Holdings Ltd.	27,575	1,706,098
Tencent Music Entertainment Group, ADR*	3,219	28,456
Tianjin Zhonghuan Semiconductor Co. Ltd., Class A	1,100	9,204
Tianma Microelectronics Co. Ltd., Class A	1,000	2,192
Tingyi Cayman Islands Holding Corp.	10,308	18,343
Tongcheng-Elong Holdings Ltd.*	3,836	8,927
Tongwei Co. Ltd., Class A	1,700	16,067
Topsports International Holdings Ltd., 144A	6,923	9,151
TravelSky Technology Ltd., Class H	4,567	8,562

Trip.com Group Ltd., ADR*	2,481	75,646
Tsingtao Brewery Co. Ltd., Class A	800	10,700
Tsingtao Brewery Co. Ltd., Class H	1,897	15,537
Unigroup Guoxin Microelectronics Co. Ltd., Class A	340	11,785
Uni-President China Holdings Ltd.	10,782	10,217
Unisplendour Corp. Ltd., Class A	1,880	6,918
Vipshop Holdings Ltd., ADR*	2,293	33,913
Walvax Biotechnology Co. Ltd., Class A	300	3,612
Wanhua Chemical Group Co. Ltd., Class A	1,021	16,879
Want Want China Holdings Ltd.	27,088	18,424
Weibo Corp., ADR*(b)	289	14,600
Weichai Power Co. Ltd., Class A	2,800	8,707
Weichai Power Co. Ltd., Class H	9,672	24,399
Weimob, Inc., 144A*(b)	6,794	9,924
Wens Foodstuffs Group Co. Ltd., Class A	1,440	2,896
Will Semiconductor Co. Ltd., Class A	400	15,004
Wingtech Technology Co. Ltd., Class A	300	5,548
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd., Class A	200	528
Wuliangye Yibin Co. Ltd., Class A	1,100	34,375
WuXi AppTec Co. Ltd., Class A	590	12,140
WuXi AppTec Co. Ltd., Class H, 144A	1,795	35,773
Wuxi Biologics Cayman, Inc., 144A*	17,707	274,116
Wuxi Lead Intelligent Equipment Co. Ltd., Class A	912	10,541
Xiaomi Corp., Class B, 144A*	69,082	222,059
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	5,000	11,303
Xinyi Solar Holdings Ltd.	22,416	54,185
XPeng, Inc., ADR*(b)	2,036	86,530
Yadea Group Holdings Ltd., 144A	4,475	7,952
Yanzhou Coal Mining Co. Ltd., Class A	700	2,769
Yanzhou Coal Mining Co. Ltd., Class H	9,558	16,689
Yihai International Holding Ltd.*	2,561	13,830
Yihai Kerry Arawana Holdings Co. Ltd., Class A	1,000	10,472
Yonyou Network Technology Co. Ltd., Class A	1,700	8,824
Yum China Holdings, Inc.	1,990	122,504
Yunnan Baiyao Group Co. Ltd., Class A	400	5,497
Yunnan Energy New Material Co. Ltd., Class A	300	13,127
Zai Lab Ltd., ADR*(b)	370	53,465
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	200	10,754
Zhaojin Mining Industry Co. Ltd., Class H	8,154	6,668
Zhejiang Dahua Technology Co. Ltd., Class A	3,900	13,910
Zhejiang Expressway Co. Ltd., Class H	6,113	5,360
Zhejiang Huayou Cobalt Co. Ltd., Class A	500	10,862
Zhejiang NHU Co. Ltd., Class A	1,800	8,024
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	2,800	10,954
Zhenro Properties Group Ltd.	17,274	10,084
ZhongAn Online P&C Insurance Co. Ltd., Class H, 144A*	2,108	10,272
Zhongjin Gold Corp. Ltd., Class A	9,000	12,188
Zhongsheng Group Holdings Ltd.	2,422	20,242
Zhuzhou CRRC Times Electric Co. Ltd., Class H*	2,038	12,277
Zijin Mining Group Co. Ltd., Class A	7,500	12,911
Zijin Mining Group Co. Ltd., Class H	27,737	39,515
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	4,400	5,372
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	3,126	2,978
ZTE Corp., Class A	1,512	7,778
ZTE Corp., Class H	3,657	12,860
ZTO Express Cayman, Inc., ADR	1,937	54,643

(Cost $10,732,915)		12,665,723

Colombia - 0.0%
Ecopetrol SA	23,874	16,741
Grupo de Inversiones Suramericana SA	1,654	8,425
Interconexion Electrica SA ESP	1,750	10,540

(Cost $28,150)		35,706

Cyprus - 0.0%
TCS Group Holding PLC, GDR
(Cost $30,479)	552	48,994

Czech Republic - 0.0%
CEZ AS	844	26,600
Komercni banka AS*	540	20,757

(Cost $35,727)		47,357

Denmark - 1.7%
A.P. Moller - Maersk A/S, Class A	16	43,314
A.P. Moller - Maersk A/S, Class B	29	82,282
Ambu A/S, Class B	845	26,712
Carlsberg A/S, Class B	453	79,082
Chr Hansen Holding A/S	487	44,940
Coloplast A/S, Class B	549	95,100
Danske Bank A/S	2,997	50,369
Demant A/S*	582	32,989
DSV PANALPINA A/S	972	247,699
Genmab A/S*	318	150,563
GN Store Nord AS	660	49,661
Novo Nordisk A/S, Class B	8,122	809,466
Novozymes A/S, Class B	1,020	82,401
Orsted AS, 144A	959	152,418
Pandora A/S	474	56,746
ROCKWOOL International A/S, Class B	40	21,168
Tryg A/S	1,369	33,898
Vestas Wind Systems A/S	4,747	191,668

(Cost $1,245,101)		2,250,476

Egypt - 0.0%
Commercial International Bank Egypt SAE*	7,798	23,245
Eastern Co. SAE	4,376	3,281

(Cost $27,118)		26,526

Finland - 0.8%
Elisa OYJ	759	48,609
Fortum OYJ	2,386	72,460
Kesko OYJ, Class B	1,195	49,328
Kone OYJ, Class B	1,608	133,361
Neste OYJ	2,148	130,719
Nokia OYJ*	27,419	164,465
Nordea Bank Abp	15,361	180,534
Orion OYJ, Class B	618	25,197
Sampo OYJ, Class A	2,278	117,650
Stora Enso OYJ, Class R	2,881	56,384
UPM-Kymmene OYJ	2,497	101,511
Wartsila OYJ Abp	2,349	33,297

(Cost $898,294)		1,113,515

France - 6.8%
Accor SA*	864	29,748
Aeroports de Paris*	130	15,264
Air Liquide SA	2,243	402,084
Airbus SE*	2,869	391,942
Alstom SA(b)	1,611	69,240
Amundi SA, 144A	334	31,609
Arkema SA	289	38,355
Atos SE	472	24,500
AXA SA	9,437	264,975
BioMerieux	205	25,137
BNP Paribas SA	5,415	343,537
Bollore SA	3,336	19,734
Bouygues SA	1,020	42,671
Bureau Veritas SA	1,543	51,214
Capgemini SE	778	174,676
Carrefour SA	2,955	58,792
Cie de Saint-Gobain	2,523	182,883
Cie Generale des Etablissements Michelin SCA	783	126,707
CNP Assurances	970	16,602
Covivio REIT	312	29,663
Credit Agricole SA	6,185	89,169
Danone SA	3,164	231,140
Dassault Aviation SA	13	14,659
Dassault Systemes SE	3,072	175,215
Edenred	1,277	72,375
Eiffage SA	403	41,884
Electricite de France SA	2,259	30,608
Engie SA	8,905	127,563
EssilorLuxottica SA	1,358	266,591
Eurazeo SE	215	22,111
Faurecia SE	400	19,289
Faurecia SE	153	7,353
Gecina SA REIT	238	36,968
Getlink SE	2,172	34,917
Hermes International	153	224,825
Iliad SA	89	19,126
Ipsen SA	131	13,098
Kering SA	364	289,681
Klepierre SA REIT*	1,091	26,666
La Francaise des Jeux SAEM, 144A	281	14,536
Legrand SA	1,245	142,476
L’Oreal SA	1,194	558,710
LVMH Moet Hennessy Louis Vuitton SE	1,328	982,846
Orange SA	9,125	103,649
Orpea SA	259	32,600
Pernod Ricard SA	1,009	212,006
Publicis Groupe SA	1,115	73,094
Remy Cointreau SA*	110	21,664
Renault SA*	1,019	37,840
Safran SA	1,574	197,484
Sanofi	5,405	559,187
Sartorius Stedim Biotech	134	81,262
Schneider Electric SE	2,576	460,196
SCOR SE	801	24,581
SEB SA	116	18,244
Societe Generale SA	3,860	121,463
Sodexo SA*	435	35,964
Suez SA	1,576	36,566
Teleperformance	287	126,875
Thales SA	551	55,912
TotalEnergies SE(b)	11,877	523,718
Ubisoft Entertainment SA*	441	28,077
Unibail-Rodamco-Westfield REIT*	693	60,715
Valeo	1,056	30,025
Veolia Environnement SA	2,541	87,158
Vinci SA	2,504	268,725
Vivendi SE(b)	3,357	128,109
Wendel SE	144	20,896
Worldline SA, 144A*	1,128	100,251

(Cost $6,903,402)		9,227,400

Germany - 5.3%
adidas AG	928	329,214
Allianz SE	1,996	468,952
BASF SE	4,334	335,290
Bayer AG	4,765	265,251
Bayerische Motoren Werke AG	1,649	156,485
Bechtle AG	411	29,709
Beiersdorf AG	441	53,503
Brenntag SE	807	81,413
Carl Zeiss Meditec AG	218	48,160

Commerzbank AG*	4,599	28,835
Continental AG*	495	66,525
Covestro AG, 144A	819	53,090
Daimler AG(b)	4,162	350,978
Delivery Hero SE, 144A*(b)	767	111,031
Deutsche Bank AG*(d)	9,576	119,039
Deutsche Boerse AG	919	158,535
Deutsche Lufthansa AG*(b)	1,141	11,431
Deutsche Post AG	4,706	331,063
Deutsche Telekom AG	16,115	342,653
Deutsche Wohnen SE	1,661	103,082
E.ON SE	10,900	143,863
Evonik Industries AG	1,053	35,559
Fresenius Medical Care AG & Co. KGaA	952	73,110
Fresenius SE & Co. KGaA	1,986	103,296
GEA Group AG	661	30,524
Hannover Rueck SE	303	55,794
HeidelbergCement AG	713	61,962
HelloFresh SE*	723	77,924
Henkel AG & Co. KGaA	542	48,765
Infineon Technologies AG	6,368	271,174
KION Group AG	324	34,668
Knorr-Bremse AG	325	39,008
LANXESS AG	355	25,879
LEG Immobilien SE	382	60,891
Merck KGaA	628	149,192
MTU Aero Engines AG	290	66,549
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	663	193,713
Nemetschek SE	244	23,918
Puma SE	493	59,841
Rational AG	30	34,310
RWE AG	3,007	117,487
SAP SE	5,008	753,697
Scout24 AG, 144A	436	36,654
Siemens AG	3,632	603,991
Siemens Energy AG*	2,083	60,455
Siemens Healthineers AG, 144A	1,345	93,540
Symrise AG	641	91,278
TeamViewer AG, 144A*	663	22,084
Telefonica Deutschland Holding AG	3,400	9,543
Uniper SE	178	7,068
United Internet AG	411	17,766
Volkswagen AG(b)	169	56,512
Vonovia SE	2,562	172,914
Zalando SE, 144A*	1,052	116,514

(Cost $5,989,128)		7,193,682

Greece - 0.1%
Alpha Services and Holdings SA*	10,576	14,679
Eurobank Ergasias Services and Holdings SA*	14,533	13,848
FF Group*(c)	197	1,117
Hellenic Telecommunications Organization SA	1,432	28,178
JUMBO SA	705	11,071
OPAP SA	845	13,250

(Cost $71,006)		82,143

Hong Kong - 2.5%
AIA Group Ltd.	57,466	686,789
Alibaba Health Information Technology Ltd.*	17,988	29,512
Alibaba Pictures Group Ltd.*	54,478	5,814
Beijing Enterprises Holdings Ltd.	5,000	17,229
Beijing Enterprises Water Group Ltd.*	31,122	12,845
BOC Hong Kong Holdings Ltd.	18,697	56,734
Bosideng International Holdings Ltd.	14,888	12,175
Brilliance China Automotive Holdings Ltd.*(c)	14,554	13,660
Budweiser Brewing Co. APAC Ltd., 144A	7,555	18,903
China Education Group Holdings Ltd.	6,638	12,529
China Everbright Environment Group Ltd.	17,909	12,388
China Everbright Ltd.	7,675	9,641
China Gas Holdings Ltd.	13,739	39,835
China Jinmao Holdings Group Ltd.	29,075	9,458
China Mengniu Dairy Co. Ltd.*	14,659	88,115
China Merchants Port Holdings Co. Ltd.	6,983	11,762
China Overseas Land & Investment Ltd.	17,649	40,620
China Resources Beer Holdings Co. Ltd.	7,953	65,445
China Resources Cement Holdings Ltd.	11,200	10,988
China Resources Gas Group Ltd.	4,448	26,994
China Resources Land Ltd.	14,970	55,723
China Resources Power Holdings Co. Ltd.	8,149	20,033
China State Construction International Holdings Ltd.	8,909	7,217
China Taiping Insurance Holdings Co. Ltd.	8,853	12,931
China Traditional Chinese Medicine Holdings Co. Ltd.*	3,270	1,556
China Youzan Ltd.*	61,777	8,658
Chow Tai Fook Jewellery Group Ltd.	8,400	17,021
CK Asset Holdings Ltd.	9,604	62,607
CK Hutchison Holdings Ltd.	13,942	101,731
CK Infrastructure Holdings Ltd.	3,275	19,896
CLP Holdings Ltd.	8,336	83,334
COSCO SHIPPING Ports Ltd.	8,723	7,257
ESR Cayman Ltd., 144A*	7,223	22,010
Far East Horizon Ltd.(b)	12,307	13,988
Futu Holdings Ltd., ADR*(b)	257	24,464
Galaxy Entertainment Group Ltd.*	9,922	63,596
Geely Automobile Holdings Ltd.	29,696	107,292
Guangdong Investment Ltd.	14,271	19,817
Hang Lung Properties Ltd.	8,765	21,052
Hang Seng Bank Ltd.	3,814	68,263
Henderson Land Development Co. Ltd.	6,894	31,202

HK Electric Investments & HK Electric Investments Ltd.(a)	12,131	12,073
HKT Trust & HKT Ltd.(a)	16,894	23,025
Hong Kong & China Gas Co. Ltd.	56,853	91,521
Hong Kong Exchanges & Clearing Ltd.	5,856	369,546
Hongkong Land Holdings Ltd.	6,300	26,460
Hopson Development Holdings Ltd.	3,200	12,467
Huabao International Holdings Ltd.	5,625	13,438
Hutchmed China Ltd., ADR*(b)	288	11,624
Jardine Matheson Holdings Ltd.	1,021	55,461
Kingboard Holdings Ltd.	2,849	14,012
Kingboard Laminates Holdings Ltd.	7,089	13,946
Kunlun Energy Co. Ltd.	15,562	16,487
Link REIT	9,589	88,216
Melco Resorts & Entertainment Ltd., ADR*	1,280	17,613
MTR Corp. Ltd.	7,377	41,545
New World Development Co. Ltd.	6,774	31,878
Nine Dragons Paper Holdings Ltd.	12,014	16,436
Power Assets Holdings Ltd.	6,710	42,145
Shenzhen International Holdings Ltd.	4,309	5,618
Shenzhen Investment Ltd.	44,140	13,110
Shimao Group Holdings Ltd.	6,017	12,440
Sino Biopharmaceutical Ltd.	47,813	40,021
Sino Land Co. Ltd.	15,642	23,048
SITC International Holdings Co. Ltd.	7,577	33,026
SJM Holdings Ltd.*	12,203	10,622
SSY Group Ltd.	7,115	4,428
Sun Hung Kai Properties Ltd.	6,381	89,921
Swire Pacific Ltd., Class A	2,671	18,099
Swire Properties Ltd.	5,983	16,193
Techtronic Industries Co. Ltd.	6,759	149,911
WH Group Ltd., 144A	45,352	39,361
Wharf Holdings Ltd.	5,552	18,774
Wharf Real Estate Investment Co. Ltd.	7,713	38,230
Xinyi Glass Holdings Ltd.	8,402	35,326
Yuexiu Property Co. Ltd.	5,314	4,981

(Cost $2,901,953)		3,402,086

Hungary - 0.1%
MOL Hungarian Oil & Gas PLC	1,627	13,341
OTP Bank Nyrt*	1,204	72,701
Richter Gedeon Nyrt	743	22,269

(Cost $72,380)		108,311

India - 3.4%
ACC Ltd.	400	13,222
Adani Enterprises Ltd.	1,325	28,813
Adani Green Energy Ltd.*	1,753	25,652
Adani Ports & Special Economic Zone Ltd.	2,391	24,507
Adani Total Gas Ltd.	1,272	25,307
Adani Transmission Ltd.*	1,270	27,495
Ambuja Cements Ltd.	4,048	23,346
Apollo Hospitals Enterprise Ltd.	476	32,401
Asian Paints Ltd.	1,898	83,227
Aurobindo Pharma Ltd.	998	9,942
Avenue Supermarts Ltd., 144A*	993	53,791
Axis Bank Ltd.*	10,035	108,106
Bajaj Auto Ltd.	458	23,386
Bajaj Finance Ltd.	1,363	140,477
Bajaj Finserv Ltd.	195	45,804
Balkrishna Industries Ltd.	329	10,342
Bandhan Bank Ltd., 144A	3,030	11,828
Berger Paints India Ltd.	1,200	13,491
Bharat Electronics Ltd.	6,187	15,818
Bharat Forge Ltd.	2,232	23,455
Bharat Petroleum Corp. Ltd.	3,044	19,665
Bharti Airtel Ltd.*	11,619	105,682
Biocon Ltd.*	2,284	11,226
Britannia Industries Ltd.	592	32,415
Cholamandalam Investment and Finance Co. Ltd.	2,016	15,299
Cipla Ltd.	1,660	21,550
Coal India Ltd.	6,331	12,648
Colgate-Palmolive India Ltd.	750	17,395
Container Corp. Of India Ltd.	1,015	9,448
Dabur India Ltd.	2,525	21,495
Divi’s Laboratories Ltd.	663	46,983
DLF Ltd.	3,591	15,767
Dr. Reddy’s Laboratories Ltd., ADR	532	34,160
Eicher Motors Ltd.	605	22,202
GAIL India Ltd.	7,774	15,562
Godrej Consumer Products Ltd.*	1,909	28,744
Grasim Industries Ltd.	1,418	29,142
Havells India Ltd.	1,309	22,743
HCL Technologies Ltd.	4,920	79,676
HDFC Asset Management Co. Ltd., 144A	537	22,613
HDFC Life Insurance Co. Ltd., 144A	3,430	33,721
Hero MotoCorp Ltd.	494	18,552
Hindalco Industries Ltd.	5,786	37,114
Hindustan Petroleum Corp. Ltd.	2,572	9,392
Hindustan Unilever Ltd.	4,232	157,907
Housing Development Finance Corp. Ltd.	8,289	317,731
ICICI Bank Ltd.	24,458	240,887
ICICI Lombard General Insurance Co. Ltd., 144A	1,159	25,314
ICICI Prudential Life Insurance Co. Ltd., 144A	2,550	23,021
Indian Oil Corp. Ltd.	8,950	13,589
Indraprastha Gas Ltd.	1,513	11,312
Indus Towers Ltd.	2,785	8,215
Info Edge India Ltd.	291	24,642
Infosys Ltd.	14,521	339,408
Infosys Ltd., ADR	1,806	43,019
InterGlobe Aviation Ltd., 144A*	661	17,240

Ipca Laboratories Ltd.	443	15,627
ITC Ltd.	11,931	34,531
JSW Steel Ltd.	4,058	38,219
Jubilant Foodworks Ltd.	552	30,206
Kotak Mahindra Bank Ltd.	2,731	65,601
Larsen & Toubro Infotech Ltd., 144A	225	16,372
Larsen & Toubro Ltd.	2,984	68,347
Lupin Ltd.	1,353	17,751
Mahindra & Mahindra Ltd.	5,284	57,416
Marico Ltd.	2,701	20,143
Maruti Suzuki India Ltd.	581	54,482
Motherson Sumi Systems Ltd.*	5,715	17,112
MRF Ltd.	18	19,661
Muthoot Finance Ltd.	540	11,198
Nestle India Ltd.	143	38,131
NTPC Ltd.	18,894	30,007
Oil & Natural Gas Corp. Ltd.	12,131	20,031
Page Industries Ltd.	15	6,472
Petronet LNG Ltd.	3,652	11,385
PI Industries Ltd.	318	14,783
Pidilite Industries Ltd.	786	24,550
Piramal Enterprises Ltd.	437	15,603
Power Grid Corp. of India Ltd.	19,174	46,052
Reliance Industries Ltd.	13,644	422,014
SBI Cards & Payment Services Ltd.*	822	12,842
SBI Life Insurance Co. Ltd., 144A	1,454	23,741
Shree Cement Ltd.	32	12,399
Shriram Transport Finance Co. Ltd.	903	16,731
Siemens Ltd.	413	12,855
State Bank of India	9,354	54,587
Sun Pharmaceutical Industries Ltd.	3,538	38,480
Tata Consultancy Services Ltd.	4,522	234,528
Tata Consumer Products Ltd.	3,320	39,333
Tata Motors Ltd.*	7,221	28,416
Tata Steel Ltd.	3,249	64,539
Tech Mahindra Ltd.	2,649	52,526
Titan Co. Ltd.	1,329	34,980
Torrent Pharmaceuticals Ltd.	248	10,550
Trent Ltd.	962	13,268
UltraTech Cement Ltd.	442	47,419
United Spirits Ltd.*	1,528	14,968
UPL Ltd.	2,430	24,672
Vedanta Ltd.	5,028	20,854
Wipro Ltd.	7,429	65,221

(Cost $3,254,113)		4,564,492

Indonesia - 0.4%
PT Adaro Energy Tbk	29,534	2,609
PT Astra International Tbk	100,225	36,717
PT Bank Central Asia Tbk	48,171	110,612
PT Bank Mandiri Persero Tbk	98,907	42,302
PT Bank Negara Indonesia Persero Tbk	36,412	13,786
PT Bank Rakyat Indonesia Persero Tbk	277,615	76,496
PT Barito Pacific Tbk	125,056	9,338
PT Charoen Pokphand Indonesia Tbk	40,503	18,175
PT Gudang Garam Tbk	4,317	10,011
PT Indah Kiat Pulp & Paper Tbk	18,182	10,071
PT Indofood CBP Sukses Makmur Tbk*	13,312	7,864
PT Indofood Sukses Makmur Tbk*	17,971	7,781
PT Kalbe Farma Tbk	111,684	10,532
PT Merdeka Copper Gold Tbk*	66,508	13,150
PT Sarana Menara Nusantara Tbk	143,922	13,522
PT Semen Indonesia Persero Tbk	20,233	13,122
PT Telkom Indonesia Persero Tbk	258,256	61,565
PT Unilever Indonesia Tbk	41,180	11,693
PT United Tractors Tbk	9,851	13,866

(Cost $478,065)		483,212

Ireland - 0.7%
CRH PLC	3,773	200,652
DCC PLC	539	45,797
Experian PLC	4,521	199,151
Flutter Entertainment PLC*	787	153,094
Flutter Entertainment PLC*	44	8,539
James Hardie Industries PLC CDI	2,172	84,277
Kerry Group PLC, Class A	780	114,386
Kingspan Group PLC	810	92,561
Smurfit Kappa Group PLC	1,083	62,122

(Cost $637,315)		960,579

Israel - 0.4%
Azrieli Group Ltd.	216	20,187
Bank Hapoalim BM	5,496	47,271
Bank Leumi Le-Israel BM	6,379	52,698
Check Point Software Technologies Ltd.*	501	62,941
CyberArk Software Ltd.*	194	32,580
Elbit Systems Ltd.	123	17,887
ICL Group Ltd.	3,358	23,752
Israel Discount Bank Ltd., Class A*	6,989	36,102
Mizrahi Tefahot Bank Ltd.	689	22,918
Nice Ltd.*	313	91,310
Teva Pharmaceutical Industries Ltd., ADR*	5,407	50,934
Wix.com Ltd.*	258	57,297

(Cost $481,596)		515,877

Italy - 1.3%
Amplifon SpA	582	30,429
Assicurazioni Generali SpA	5,338	108,850
Atlantia SpA*	2,513	47,105
Davide Campari-Milano NV	2,926	40,457
DiaSorin SpA	128	29,207
Enel SpA	39,217	357,340
Eni SpA	12,292	151,727
Ferrari NV	624	135,348
FinecoBank Banca Fineco SpA*	3,156	58,188
Infrastrutture Wireless Italiane SpA, 144A	1,884	22,401

Intesa Sanpaolo SpA	80,005	226,482
Mediobanca Banca di Credito Finanziario SpA*	3,638	42,870
Moncler SpA	860	55,037
Nexi SpA, 144A*	2,193	45,690
Poste Italiane SpA, 144A	2,350	31,868
Prysmian SpA	1,292	48,619
Recordati Industria Chimica e Farmaceutica SpA	547	35,885
Snam SpA	9,877	58,358
Telecom Italia SpA	43,889	19,863
Telecom Italia SpA-RSP	18,131	8,754
Terna-Rete Elettrica Nazionale	7,321	57,882
UniCredit SpA	9,837	122,748

(Cost $1,490,741)		1,735,108

Japan - 14.1%
ABC-Mart, Inc.(b)	200	10,708
Acom Co. Ltd.	1,700	6,567
Advantest Corp.	1,000	86,534
Aeon Co. Ltd.(b)	3,400	90,227
AGC, Inc.	800	38,686
Aisin Corp.	800	30,578
Ajinomoto Co., Inc.	2,300	67,820
ANA Holdings, Inc.*	600	14,210
Asahi Group Holdings Ltd.	2,300	106,915
Asahi Intecc Co. Ltd.	1,100	33,295
Asahi Kasei Corp.	6,600	68,151
Astellas Pharma, Inc.	8,700	146,852
Azbil Corp.	500	21,702
Bandai Namco Holdings, Inc.	900	62,509
Bridgestone Corp.	2,700	124,281
Brother Industries Ltd.	919	18,862
Canon, Inc.	5,000	118,688
Capcom Co. Ltd.	800	22,324
Casio Computer Co. Ltd.	700	10,810
Central Japan Railway Co.	700	102,600
Chiba Bank Ltd.	3,200	19,983
Chubu Electric Power Co., Inc.	2,900	35,032
Chugai Pharmaceutical Co. Ltd.	3,364	131,729
Concordia Financial Group Ltd.	5,000	19,406
Cosmos Pharmaceutical Corp.	100	17,707
CyberAgent, Inc.	1,800	33,066
Dai Nippon Printing Co. Ltd.	1,000	23,779
Daifuku Co. Ltd.	500	44,176
Dai-ichi Life Holdings, Inc.	5,100	100,572
Daiichi Sankyo Co. Ltd.	8,426	200,243
Daikin Industries Ltd.	1,213	302,161
Daito Trust Construction Co. Ltd.	300	32,941
Daiwa House Industry Co. Ltd.	2,871	87,580
Daiwa House REIT Investment Corp. REIT(b)	11	32,546
Daiwa Securities Group, Inc.	8,400	47,530
Denso Corp.	2,100	147,171
Dentsu Group, Inc.	900	33,377
Disco Corp.	200	58,265
East Japan Railway Co.	1,570	106,046
Eisai Co. Ltd.	1,200	99,106
ENEOS Holdings, Inc.	13,093	50,711
FANUC Corp.	925	201,707
Fast Retailing Co. Ltd.	258	170,069
Fuji Electric Co. Ltd.	600	25,987
FUJIFILM Holdings Corp.	1,700	140,123
Fujitsu Ltd.	1,000	184,520
GLP J REIT	23	41,750
GMO Payment Gateway, Inc.	200	26,306
Hakuhodo DY Holdings, Inc.	1,200	18,881
Hamamatsu Photonics KK	600	35,013
Hankyu Hanshin Holdings, Inc.	1,100	32,946
Harmonic Drive Systems, Inc.	100	5,536
Hikari Tsushin, Inc.	100	17,516
Hino Motors Ltd.	1,000	8,662
Hirose Electric Co. Ltd.	205	34,156
Hisamitsu Pharmaceutical Co., Inc.	300	12,026
Hitachi Construction Machinery Co. Ltd.	300	8,603
Hitachi Ltd.	4,641	256,697
Hitachi Metals Ltd.*	1,148	22,174
Honda Motor Co. Ltd.	7,843	238,252
Hoshizaki Corp.	278	26,103
Hoya Corp.	1,778	287,350
Hulic Co. Ltd.	1,300	15,243
Ibiden Co. Ltd.	400	21,597
Idemitsu Kosan Co. Ltd.	1,032	24,746
Iida Group Holdings Co. Ltd.	500	12,707
Inpex Corp.	6,200	42,718
Isuzu Motors Ltd.	3,400	43,020
Ito En Ltd.	200	12,653
ITOCHU Corp.	5,400	162,518
Itochu Techno-Solutions Corp.	400	12,380
Japan Airlines Co. Ltd.*	500	10,639
Japan Exchange Group, Inc.	2,700	64,276
Japan Metropolitan Fund Invest REIT(b)	42	40,811
Japan Post Bank Co. Ltd.	2,600	22,759
Japan Post Holdings Co. Ltd.*	6,799	58,358
Japan Post Insurance Co. Ltd.	1,100	19,947
Japan Real Estate Investment Corp. REIT	6	37,140
Japan Tobacco, Inc.	5,788	112,193
JFE Holdings, Inc.	1,700	27,583
JSR Corp.	800	27,742
Kajima Corp.	1,800	23,282
Kakaku.com, Inc.	500	15,589
Kansai Electric Power Co., Inc.	4,000	40,176
Kansai Paint Co. Ltd.	800	20,732

Kao Corp.	2,311	139,607
KDDI Corp.	7,700	235,868
Keio Corp.	500	26,905
Keisei Electric Railway Co. Ltd.	500	15,384
Keyence Corp.	900	540,990
Kikkoman Corp.	700	52,556
Kintetsu Group Holdings Co. Ltd.*	800	27,342
Kirin Holdings Co. Ltd.	4,200	76,124
Kobayashi Pharmaceutical Co. Ltd.	200	15,652
Kobe Bussan Co. Ltd.	700	27,233
Koei Tecmo Holdings Co. Ltd.	260	11,119
Koito Manufacturing Co. Ltd.	400	24,469
Komatsu Ltd.	4,500	108,906
Konami Holdings Corp.	400	25,378
Kose Corp.	100	12,089
Kubota Corp.	5,400	111,642
Kurita Water Industries Ltd.	400	18,761
Kyocera Corp.	1,484	92,346
Kyowa Kirin Co. Ltd.	1,400	45,748
Lasertec Corp.	400	87,515
Lawson, Inc.	300	14,453
Lion Corp.	1,032	17,570
Lixil Corp.	1,100	32,046
M3, Inc.	2,142	144,098
Makita Corp.	1,000	57,447
Marubeni Corp.	8,000	63,671
Mazda Motor Corp.*	3,300	28,646
McDonald’s Holdings Co. Japan Ltd.	300	14,316
Medipal Holdings Corp.	865	16,535
MEIJI Holdings Co. Ltd.	500	30,723
Mercari, Inc.*	400	19,779
MINEBEA MITSUMI, Inc.	1,600	41,202
MISUMI Group, Inc.	1,200	47,612
Mitsubishi Chemical Holdings Corp.	6,400	56,184
Mitsubishi Corp.	5,744	172,871
Mitsubishi Electric Corp.	8,800	120,424
Mitsubishi Estate Co. Ltd.	5,900	92,296
Mitsubishi Gas Chemical Co., Inc.	600	11,317
Mitsubishi HC Capital, Inc.	1,500	8,031
Mitsubishi Heavy Industries Ltd.	1,500	39,663
Mitsubishi UFJ Financial Group, Inc.	59,700	322,553
Mitsui & Co. Ltd.	7,500	165,591
Mitsui Chemicals, Inc.	800	27,633
Mitsui Fudosan Co. Ltd.	4,800	110,123
Miura Co. Ltd.	400	17,961
Mizuho Financial Group, Inc.	11,850	166,201
MonotaRO Co. Ltd.	1,200	26,538
MS&AD Insurance Group Holdings, Inc.	2,300	74,322
Murata Manufacturing Co. Ltd.	2,800	232,088
Nabtesco Corp.	600	23,779
NEC Corp.	1,100	57,792
Nexon Co. Ltd.	2,460	44,945
NGK Insulators Ltd.	1,000	16,589
NH Foods Ltd.	300	11,630
Nidec Corp.	2,200	252,366
Nihon M&A Center, Inc.	1,400	41,867
Nintendo Co. Ltd.	520	250,039
Nippon Building Fund, Inc. REIT	7	45,494
Nippon Express Co. Ltd.	300	20,424
Nippon Paint Holdings Co. Ltd.	3,800	47,286
Nippon Prologis REIT, Inc. REIT	10	36,041
Nippon Sanso Holdings Corp.	500	12,135
Nippon Shinyaku Co. Ltd.	200	16,234
Nippon Steel Corp.	4,110	83,982
Nippon Telegraph & Telephone Corp.	6,200	165,461
Nippon Yusen KK	800	64,500
Nissan Chemical Corp.	600	33,650
Nissan Motor Co. Ltd.*	12,200	64,152
Nisshin Seifun Group, Inc.	850	13,938
Nissin Foods Holdings Co. Ltd.	315	24,509
Nitori Holdings Co. Ltd.	401	75,013
Nitto Denko Corp.	700	53,193
Nomura Holdings, Inc.	14,700	71,299
Nomura Real Estate Holdings, Inc.	600	15,352
Nomura Real Estate Master Fund, Inc. REIT(b)	25	38,563
Nomura Research Institute Ltd.	1,456	54,725
NSK Ltd.	2,600	18,245
NTT Data Corp.	3,200	57,621
Obayashi Corp.	3,500	28,823
Obic Co. Ltd.	400	76,171
Odakyu Electric Railway Co. Ltd.	1,500	34,959
Oji Holdings Corp.	5,222	27,341
Olympus Corp.	5,900	123,964
Omron Corp.	900	84,916
Ono Pharmaceutical Co. Ltd.	1,600	38,453
Oracle Corp.	200	16,434
Oriental Land Co. Ltd.	925	140,076
ORIX Corp.	6,300	117,479
Orix JREIT, Inc. REIT(b)	12	21,390
Osaka Gas Co. Ltd.	1,308	24,528
Otsuka Corp.	608	31,501
Otsuka Holdings Co. Ltd.	2,083	88,629
Pan Pacific International Holdings Corp.	2,300	43,840
Panasonic Corp.	10,700	127,604
PeptiDream, Inc.*	500	17,634
Persol Holdings Co. Ltd.	500	11,689
Pigeon Corp.	600	17,370
Pola Orbis Holdings, Inc.	400	8,741
Rakuten Group, Inc.	4,700	49,215
Recruit Holdings Co. Ltd.	6,500	384,039
Renesas Electronics Corp.*	6,100	65,926

Resona Holdings, Inc.	11,400	44,112
Ricoh Co. Ltd.	3,900	39,704
Rinnai Corp.	200	21,506
Rohm Co. Ltd.	400	38,613
Ryohin Keikaku Co. Ltd.	1,350	28,935
Santen Pharmaceutical Co. Ltd.	1,600	23,851
SBI Holdings, Inc.	1,017	24,682
SCSK Corp.	300	18,952
Secom Co. Ltd.	1,100	83,439
Seiko Epson Corp.	1,000	18,634
Sekisui Chemical Co. Ltd.	2,300	39,387
Sekisui House Ltd.	3,100	61,794
Seven & i Holdings Co. Ltd.(b)	3,687	161,368
SG Holdings Co. Ltd.	1,400	38,075
Sharp Corp.	900	11,887
Shimadzu Corp.	1,200	53,829
Shimano, Inc.	353	103,639
Shimizu Corp.	1,400	10,053
Shin-Etsu Chemical Co. Ltd.	1,755	290,413
Shionogi & Co. Ltd.	1,309	82,718
Shiseido Co. Ltd.	1,806	119,721
Shizuoka Bank Ltd.	2,800	21,939
SMC Corp.	252	161,510
SoftBank Corp.	13,900	186,171
SoftBank Group Corp.	5,800	325,863
Sohgo Security Services Co. Ltd.	400	18,125
Sompo Holdings, Inc.	1,500	65,827
Sony Group Corp.	6,100	629,878
Square Enix Holdings Co. Ltd.	400	23,306
Stanley Electric Co. Ltd.	500	12,489
Subaru Corp.	3,000	55,533
SUMCO Corp.	1,000	21,115
Sumitomo Chemical Co. Ltd.	7,900	40,069
Sumitomo Corp.	5,400	76,301
Sumitomo Dainippon Pharma Co. Ltd.	1,000	17,925
Sumitomo Electric Industries Ltd.	3,900	52,129
Sumitomo Metal Mining Co. Ltd.	1,400	53,753
Sumitomo Mitsui Financial Group, Inc.	6,200	214,209
Sumitomo Mitsui Trust Holdings, Inc.	1,610	52,654
Sumitomo Realty & Development Co. Ltd.	1,239	40,003
Suntory Beverage & Food Ltd.	700	28,028
Suzuki Motor Corp.	1,700	73,492
Sysmex Corp.	800	91,042
T&D Holdings, Inc.	3,700	44,898
Taisei Corp.	900	28,183
Taisho Pharmaceutical Holdings Co. Ltd.	100	5,836
Takeda Pharmaceutical Co. Ltd.	7,687	257,060
TDK Corp.	600	63,100
Terumo Corp.	3,100	129,534
THK Co. Ltd.	700	16,244
TIS, Inc.	1,100	31,096
Tobu Railway Co. Ltd.	692	18,059
Toho Co. Ltd.	500	21,633
Toho Gas Co. Ltd.	200	9,326
Tohoku Electric Power Co., Inc.	1,700	13,011
Tokio Marine Holdings, Inc.	3,134	153,175
Tokyo Century Corp.	200	11,435
Tokyo Electric Power Co. Holdings, Inc.*	7,600	19,965
Tokyo Electron Ltd.	698	299,718
Tokyo Gas Co. Ltd.	1,700	32,697
Tokyu Corp.	3,000	41,313
TOPPAN, Inc.	1,500	25,769
Toray Industries, Inc.	6,800	45,850
Toshiba Corp.	2,051	89,020
Tosoh Corp.	900	16,345
TOTO Ltd.	640	34,846
Toyo Suisan Kaisha Ltd.	400	16,561
Toyota Industries Corp.	600	50,666
Toyota Motor Corp.	10,084	879,205
Toyota Tsusho Corp.	1,000	44,221
Trend Micro, Inc.	600	32,886
Tsuruha Holdings, Inc.	200	25,178
Unicharm Corp.	2,005	89,374
United Urban Investment Corp. REIT	12	16,972
USS Co. Ltd.	1,100	18,208
Welcia Holdings Co. Ltd.	400	14,125
West Japan Railway Co.	800	43,747
Yakult Honsha Co. Ltd.	700	40,340
Yamada Holdings Co. Ltd.	3,676	15,805
Yamaha Corp.	700	41,294
Yamaha Motor Co. Ltd.	1,300	33,086
Yamato Holdings Co. Ltd.	1,400	35,632
Yaskawa Electric Corp.	1,300	63,573
Yokogawa Electric Corp.	961	15,051
Z Holdings Corp.	13,400	87,332
ZOZO, Inc.	433	16,511

(Cost $14,926,769)		19,192,259

Jordan - 0.0%
Hikma Pharmaceuticals PLC
(Cost $26,971)	826	28,822

Kuwait - 0.2%
Agility Public Warehousing Co. KSC	5,817	19,326
Boubyan Bank KSCP*	4,865	12,668
Kuwait Finance House KSCP	24,355	66,901
Mobile Telecommunications Co. KSC	11,344	23,050
National Bank of Kuwait SAKP	33,549	104,429

(Cost $186,111)		226,374

Luxembourg - 0.2%
ArcelorMittal SA	3,202	107,355
Aroundtown SA	4,846	37,112
Eurofins Scientific SE	660	93,578
Reinet Investments SCA*	707	13,680
Tenaris SA	2,432	24,512

(Cost $215,156)		276,237

Macau - 0.0%
Sands China Ltd.*	9,660	30,989
Wynn Macau Ltd.*	8,106	9,130

(Cost $62,589)		40,119

Malaysia - 0.4%
AMMB Holdings Bhd*	6,287	4,583
Axiata Group Bhd	13,276	13,222
CIMB Group Holdings Bhd	20,960	24,757
Dialog Group Bhd	16,100	10,302
DiGi.Com Bhd	21,544	22,803
Fraser & Neave Holdings Bhd	800	5,365
Genting Bhd	10,100	12,270
Genting Malaysia Bhd	21,700	15,504
HAP Seng Consolidated Bhd	2,069	4,231
Hartalega Holdings Bhd	9,900	17,576
Hong Leong Bank Bhd	5,082	23,448
Hong Leong Financial Group Bhd	1,753	7,692
IHH Healthcare Bhd	7,891	12,149
IOI Corp. Bhd	12,200	12,091
Kossan Rubber Industries	4,200	3,132
Kuala Lumpur Kepong Bhd	1,320	6,783
Malayan Banking Bhd	18,964	38,320
Malaysia Airports Holdings Bhd*	9,100	14,514
Maxis Bhd	13,500	15,231
MISC Bhd	6,700	11,604
Nestle Malaysia Bhd	300	9,721
Petronas Chemicals Group Bhd	9,057	18,083
Petronas Dagangan Bhd	1,500	7,202
Petronas Gas Bhd	1,941	7,844
PPB Group Bhd	1,840	8,197
Press Metal Aluminium Holdings Bhd	11,000	14,289
Public Bank Bhd	67,600	67,974
QL Resources Bhd	7,800	10,433
RHB Bank Bhd	6,912	9,295
Sime Darby Plantation Bhd	13,111	12,710
Supermax Corp. Bhd	6,644	5,274
Telekom Malaysia Bhd	4,400	6,467
Tenaga Nasional Bhd	7,700	19,375
Top Glove Corp. Bhd	19,800	19,052
Westports Holdings Bhd	5,300	5,610

(Cost $496,815)		497,103

Mexico - 0.6%
America Movil SAB de CV, Series L	156,394	153,949
Arca Continental SAB de CV	2,031	13,083
Becle SAB de CV	4,580	11,673
Cemex SAB de CV, Series CPO*	75,506	62,032
Coca-Cola Femsa SAB de CV	2,596	15,029
Fibra Uno Administracion SA de CV REIT	9,619	10,944
Fomento Economico Mexicano SAB de CV	10,174	88,584
Gruma SAB de CV, Class B	1,105	12,620
Grupo Aeroportuario del Pacifico SAB de CV, Class B*	1,982	23,081
Grupo Aeroportuario del Sureste SAB de CV, Class B*	1,064	19,095
Grupo Bimbo SAB de CV, Series A	8,110	20,521
Grupo Carso SAB de CV, Series A1	3,371	11,459
Grupo Financiero Banorte SAB de CV, Class O	13,267	87,579
Grupo Financiero Inbursa SAB de CV, Class O*	13,162	12,602
Grupo Mexico SAB de CV, Series B	14,160	65,956
Grupo Televisa SAB, Series CPO	12,345	32,540
Industrias Penoles SAB de CV*	501	7,099
Kimberly-Clark de Mexico SAB de CV, Class A	6,965	12,301
Megacable Holdings SAB de CV, Series CPO	2,197	7,650
Orbia Advance Corp. SAB de CV	5,714	16,313
Wal-Mart de Mexico SAB de CV	27,739	98,697

(Cost $731,808)		782,807

Netherlands - 3.8%
ABN AMRO Bank NV, 144A*	1,513	21,120
Adyen NV, 144A*	95	306,733
Aegon NV	7,575	37,512
Akzo Nobel NV	898	110,697
Argenx SE*	237	79,978
ASM International NV	228	88,463
ASML Holding NV	2,011	1,672,829
EXOR NV	466	38,846
Heineken Holding NV	559	51,813
Heineken NV	1,197	131,018
ING Groep NV	18,600	256,955
JDE Peet’s NV(b)	483	16,596
Just Eat Takeaway.com NV, 144A*	858	77,724
Koninklijke Ahold Delhaize NV	5,186	174,945
Koninklijke DSM NV(b)	856	182,183
Koninklijke KPN NV	16,397	52,545
Koninklijke Philips NV	4,247	195,772
Koninklijke Vopak NV	394	17,059
NN Group NV	1,332	69,154
Prosus NV*	4,594	406,285
QIAGEN NV*	1,067	59,050
Randstad NV	495	36,413
Royal Dutch Shell PLC, Class A	19,603	385,833
Royal Dutch Shell PLC, Class B	17,425	342,822
Stellantis NV	10,037	200,664
Wolters Kluwer NV	1,296	149,077

(Cost $3,526,664)		5,162,086

New Zealand - 0.2%
a2 Milk Co. Ltd.*	3,531	15,003
Auckland International Airport Ltd.*	5,026	25,535

Fisher & Paykel Healthcare Corp. Ltd.	2,890	67,406
Mercury NZ Ltd.	2,306	10,806
Meridian Energy Ltd.	6,785	25,100
Ryman Healthcare Ltd.	2,405	26,234
Spark New Zealand Ltd.	10,059	34,554
Xero Ltd.*	607	67,416

(Cost $211,660)		272,054

Norway - 0.4%
Adevinta ASA*	1,391	27,998
DNB Bank ASA	4,271	90,192
Equinor ASA	4,656	98,933
Gjensidige Forsikring ASA	1,095	25,605
Mowi ASA	2,286	61,237
Norsk Hydro ASA	7,246	50,022
Orkla ASA	3,842	34,327
Schibsted ASA, Class A	261	13,929
Schibsted ASA, Class B	574	26,712
Telenor ASA	3,389	59,386
Yara International ASA	860	43,187

(Cost $459,546)		531,528

Peru - 0.1%
Cia de Minas Buenaventura SAA, ADR*	1,050	7,875
Credicorp Ltd.*	307	32,736
Southern Copper Corp.	407	25,474

(Cost $85,101)		66,085

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	3,600	3,115
Ayala Corp.	1,380	21,983
Ayala Land, Inc.	36,500	24,761
Bank of the Philippine Islands	11,320	18,931
BDO Unibank, Inc.	9,610	21,229
Globe Telecom, Inc.	140	7,654
GT Capital Holdings, Inc.	1	11
International Container Terminal Services, Inc.	5,260	19,676
JG Summit Holdings, Inc.	22,160	28,908
Jollibee Foods Corp.	1,670	6,774
Manila Electric Co.	890	5,045
Metropolitan Bank & Trust Co.	491	446
PLDT, Inc.	220	6,478
SM Investments Corp.	1,075	21,803
SM Prime Holdings, Inc.	49,600	33,898
Universal Robina Corp.	4,580	13,883

(Cost $216,151)		234,595

Poland - 0.2%
Allegro.eu SA, 144A*	1,290	23,916
Bank Polska Kasa Opieki SA*	782	21,887
CD Projekt SA	340	15,031
Cyfrowy Polsat SA	1,033	9,860
Dino Polska SA, 144A*	322	27,289
InPost SA*	871	16,969
KGHM Polska Miedz SA	677	31,516
LPP SA	3	10,934
Orange Polska SA*	3,475	7,512
PGE Polska Grupa Energetyczna SA*	4,617	12,163
Polski Koncern Naftowy ORLEN SA	1,547	30,010
Polskie Gornictwo Naftowe i Gazownictwo SA	6,197	10,193
Powszechna Kasa Oszczednosci Bank Polski SA*	4,687	51,457
Powszechny Zaklad Ubezpieczen SA*	3,205	33,973
Santander Bank Polska SA*	147	11,591

(Cost $254,595)		314,301

Portugal - 0.1%
EDP - Energias de Portugal SA	13,486	74,077
Galp Energia SGPS SA	2,657	27,212
Jeronimo Martins SGPS SA	1,089	23,081

(Cost $111,648)		124,370

Qatar - 0.2%
Barwa Real Estate Co.	8,950	7,547
Commercial Bank PSQC	8,970	14,875
Industries Qatar QSC	6,257	22,083
Masraf Al Rayan QSC	16,472	20,584
Mesaieed Petrochemical Holding Co.	20,910	11,486
Ooredoo QPSC	1,983	3,765
Qatar Electricity & Water Co. QSC	1,690	7,705
Qatar Fuel QSC	1,750	8,796
Qatar Gas Transport Co. Ltd.	18,209	15,478
Qatar International Islamic Bank QSC	4,987	13,149
Qatar Islamic Bank SAQ	4,957	24,914
Qatar National Bank QPSC	22,023	115,952

(Cost $214,896)		266,334

Romania - 0.0%
NEPI Rockcastle PLC
(Cost $26,784)	2,192	15,828

Russia - 1.0%
Alrosa PJSC	13,890	27,653
Gazprom PJSC	57,621	240,732
Inter RAO UES PJSC	181,877	11,460
LUKOIL PJSC	1,994	170,487
Magnit PJSC, GDR	1,930	29,288
Mail.Ru Group Ltd., GDR*	412	8,330
MMC Norilsk Nickel PJSC	320	105,106
Mobile TeleSystems PJSC, ADR	2,623	24,604
Moscow Exchange MICEX-RTS PJSC	7,375	18,458
Novatek PJSC, GDR	443	104,991
Novolipetsk Steel PJSC	6,283	21,179
Ozon Holdings PLC, ADR*	290	15,166
PhosAgro PJSC, GDR	572	11,268
Polymetal International PLC	1,578	31,524
Polyus PJSC	180	32,456
Rosneft Oil Co. PJSC	5,551	40,469

Sberbank of Russia PJSC	48,619	218,353
Severstal PAO	1,131	26,542
Surgutneftegas PJSC	26,926	12,433
Tatneft PJSC	5,785	38,272
VTB Bank PJSC	15,418,784	11,156
X5 Retail Group NV, GDR	579	19,287
Yandex NV, Class A*	1,432	109,259

(Cost $1,007,256)		1,328,473

Saudi Arabia - 0.9%
Advanced Petrochemical Co.	842	16,074
Al Rajhi Bank	6,175	199,209
Alinma Bank	4,886	29,832
Almarai Co. JSC	788	12,185
Arab National Bank	2,656	16,202
Bank AlBilad*	1,067	12,162
Bank Al-Jazira	1,168	5,767
Banque Saudi Fransi	2,705	29,209
Bupa Arabia for Cooperative Insurance Co.	297	13,224
Dar Al Arkan Real Estate Development Co.*	4,027	10,951
Dr Sulaiman Al Habib Medical Services Group Co.	193	9,448
Etihad Etisalat Co.	2,362	20,152
Jarir Marketing Co.	225	12,994
Mobile Telecommunications Co. Saudi Arabia*	2,628	10,146
Mouwasat Medical Services Co.	305	15,938
National Industrialization Co.*	3,705	20,626
Rabigh Refining & Petrochemical Co.*	1,926	12,642
Riyad Bank	6,363	45,635
SABIC Agri-Nutrients Co.	989	33,066
Sahara International Petrochemical Co.	2,629	23,341
Saudi Arabian Mining Co.*	2,043	39,654
Saudi Arabian Oil Co., 144A	9,968	93,416
Saudi Basic Industries Corp.	4,574	149,999
Saudi British Bank	3,759	34,526
Saudi Cement Co.	623	10,415
Saudi Electricity Co.	2,687	19,558
Saudi Industrial Investment Group	1,267	12,127
Saudi Kayan Petrochemical Co.*	4,804	23,849
Saudi National Bank	10,694	173,353
Saudi Telecom Co.	3,048	109,707
Savola Group	735	7,868
Yanbu National Petrochemical Co.	1,170	21,150

(Cost $994,489)		1,244,425

Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	14,846	33,569
BOC Aviation Ltd., 144A	736	5,517
CapitaLand Integrated Commercial Trust REIT	24,614	37,714
CapitaLand Ltd.	12,457	37,062
City Developments Ltd.	1,600	8,140
DBS Group Holdings Ltd.	8,806	196,300
Genting Singapore Ltd.	38,200	21,736
JOYY, Inc., ADR	256	16,205
Keppel Corp. Ltd.	7,400	28,621
Mapletree Commercial Trust REIT	6,600	9,966
Mapletree Logistics Trust REIT	9,252	13,970
Oversea-Chinese Banking Corp. Ltd.	14,665	124,676
Sea Ltd., ADR*	345	116,721
Singapore Airlines Ltd.*	7,650	28,792
Singapore Exchange Ltd.	3,993	29,403
Singapore Technologies Engineering Ltd.	8,330	23,420
Singapore Telecommunications Ltd.	42,100	72,648
United Overseas Bank Ltd.	5,922	112,674
UOL Group Ltd.	1,500	7,810
Venture Corp. Ltd.	1,500	21,377
Wilmar International Ltd.	8,637	26,596

(Cost $941,267)		972,917

South Africa - 0.9%
Absa Group Ltd.*	3,402	37,015
African Rainbow Minerals Ltd.	535	9,546
Anglo American Platinum Ltd.(b)	317	35,973
AngloGold Ashanti Ltd.	1,795	30,140
Aspen Pharmacare Holdings Ltd.*	1,844	24,895
Bid Corp. Ltd.*	1,598	35,189
Bidvest Group Ltd.	1,741	24,570
Capitec Bank Holdings Ltd.	383	50,035
Clicks Group Ltd.	1,223	25,473
Discovery Ltd.*	2,373	21,036
Exxaro Resources Ltd.	1,013	12,867
FirstRand Ltd.	22,017	93,805
Gold Fields Ltd.(b)	4,182	39,292
Growthpoint Properties Ltd. REIT	15,154	16,149
Harmony Gold Mining Co. Ltd.	1,910	7,017
Impala Platinum Holdings Ltd.	4,107	63,020
Kumba Iron Ore Ltd.(b)	357	16,048
Mr Price Group Ltd.	953	14,297
MTN Group Ltd.*	8,635	79,322
MultiChoice Group(b)	2,325	18,390
Naspers Ltd., Class N(b)	1,065	181,822
Nedbank Group Ltd.*	2,115	26,936
Northam Platinum Ltd.*	1,835	25,263
Old Mutual Ltd.	17,710	18,726
Remgro Ltd.	2,741	22,796
Sanlam Ltd.	9,734	43,181
Sasol Ltd.*	2,776	42,807
Shoprite Holdings Ltd.	2,722	34,451
Sibanye Stillwater Ltd.	11,656	47,262
SPAR Group Ltd.	814	11,635
Standard Bank Group Ltd.	6,476	66,297
Tiger Brands Ltd.	929	11,891
Vodacom Group Ltd.	3,020	29,865
Woolworths Holdings Ltd.*	5,050	22,128

(Cost $1,044,816)		1,239,139

South Korea - 3.5%
Alteogen, Inc.*	130	9,530
Amorepacific Corp.	143	28,059
AMOREPACIFIC Group	63	3,141
BGF retail Co. Ltd.	34	5,234
Celltrion Healthcare Co. Ltd.*	440	46,943
Celltrion Pharm, Inc.*	53	7,903
Celltrion, Inc.*	457	115,487
Cheil Worldwide, Inc.	320	6,375
CJ CheilJedang Corp.	34	13,299
CJ ENM Co. Ltd.	120	15,845
Coway Co. Ltd.	253	17,064
DB Insurance Co. Ltd.	302	15,290
Doosan Bobcat, Inc.*	409	15,292
Doosan Heavy Industries & Construction Co. Ltd.*	894	16,115
Douzone Bizon Co. Ltd.	101	7,431
Ecopro BM Co. Ltd.	64	17,686
E-MART, Inc.	89	13,740
Fila Holdings Corp.	235	9,100
GS Engineering & Construction Corp.	342	13,200
GS Holdings Corp.	25	916
Hana Financial Group, Inc.	1,421	55,212
Hankook Tire & Technology Co. Ltd.	342	13,745
Hanmi Pharm. Co. Ltd.	34	9,061
Hanon Systems	837	11,875
Hanwha Solutions Corp.*	499	17,538
HLB, Inc.*	328	15,701
HMM Co. Ltd.*	1,216	44,048
Hotel Shilla Co. Ltd.	152	11,772
HYBE Co. Ltd.*	84	20,974
Hyundai Engineering & Construction Co. Ltd.	246	11,775
Hyundai Glovis Co. Ltd.	90	15,059
Hyundai Heavy Industries Holdings Co. Ltd.	340	19,149
Hyundai Mobis Co. Ltd.	324	77,545
Hyundai Motor Co.	743	136,174
Hyundai Steel Co.	525	23,093
Kakao Corp.	1,502	200,793
KakaoBank Corp.*	330	23,879
Kangwon Land, Inc.*	553	13,212
KB Financial Group, Inc.	2,032	92,710
Kia Corp.	1,351	99,159
Korea Aerospace Industries Ltd.	311	8,811
Korea Electric Power Corp.	1,065	22,045
Korea Investment Holdings Co. Ltd.	206	16,932
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	181	18,499
Korea Zinc Co. Ltd.	23	10,553
Korean Air Lines Co. Ltd.*	650	17,547
KT&G Corp.	559	39,341
Kumho Petrochemical Co. Ltd.	50	8,388
LG Chem Ltd.	236	154,287
LG Corp.	411	33,782
LG Display Co. Ltd.*	1,120	19,803
LG Electronics, Inc.	483	59,154
LG Household & Health Care Ltd.	49	61,744
LG Innotek Co. Ltd.	88	16,318
LG Uplus Corp.	922	11,173
Lotte Chemical Corp.	98	21,131
Mirae Asset Securities Co. Ltd.	1,783	13,563
NAVER Corp.	597	226,041
NCSoft Corp.	78	44,400
Netmarble Corp., 144A	128	14,241
NH Investment & Securities Co. Ltd.	483	5,520
Orion Corp.	110	12,001
Pan Ocean Co. Ltd.	1,682	12,055
Pearl Abyss Corp.*	90	7,320
POSCO	337	97,951
POSCO Chemical Co. Ltd.	164	21,995
S-1 Corp.	77	5,452
Samsung Biologics Co. Ltd., 144A*	87	72,409
Samsung C&T Corp.	461	52,881
Samsung Electro-Mechanics Co. Ltd.	228	36,281
Samsung Electronics Co. Ltd.	22,916	1,515,941
Samsung Engineering Co. Ltd.*	550	10,602
Samsung Fire & Marine Insurance Co. Ltd.	131	25,535
Samsung Heavy Industries Co. Ltd.*	2,084	11,324
Samsung Life Insurance Co. Ltd.	218	14,008
Samsung SDI Co. Ltd.	271	185,349
Samsung SDS Co. Ltd.	146	21,722
Samsung Securities Co. Ltd.	383	16,335
Seegene, Inc.	160	9,080
Shin Poong Pharmaceutical Co. Ltd.	149	9,073
Shinhan Financial Group Co. Ltd.	2,375	79,580
Shinsegae, Inc.	19	4,408
SK Biopharmaceuticals Co. Ltd.*	223	24,138
SK Chemicals Co. Ltd.	36	8,383
SK Hynix, Inc.	2,667	244,974
SK IE Technology Co. Ltd., 144A*	114	20,402
SK Innovation Co. Ltd.*	268	57,670
SK Telecom Co. Ltd.	71	18,248
SK, Inc.	145	32,953
SKC Co. Ltd.	85	11,693
S-Oil Corp.	231	18,947
Woori Financial Group, Inc.	2,236	21,696
Yuhan Corp.	204	10,997

(Cost $2,778,529)		4,804,800

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	1,260	34,010
Aena SME SA, 144A*	340	54,277
Amadeus IT Group SA*	2,184	133,374
Banco Bilbao Vizcaya Argentaria SA*	31,410	205,724
Banco Santander SA*	3,363	11,905
Banco Santander SA*	80,092	295,764
CaixaBank SA	18,493	57,471
Cellnex Telecom SA, 144A*	2,502	171,346
EDP Renovaveis SA	1,439	38,264
Enagas SA	1,085	24,681
Endesa SA	1,658	39,858
Ferrovial SA	2,327	67,371
Grifols SA	1,340	32,736
Iberdrola SA	27,640	342,514
Industria de Diseno Textil SA	5,303	181,021
Naturgy Energy Group SA(b)	1,305	33,591
Red Electrica Corp. SA	2,158	43,037
Repsol SA	6,707	76,857
Siemens Gamesa Renewable Energy SA*	1,254	37,179
Telefonica SA(b)	24,085	118,915

(Cost $2,124,676)		1,999,895

Sweden - 2.2%
Alfa Laval AB	1,506	61,082
Assa Abloy AB, Class B	4,802	153,473
Atlas Copco AB, Class A	3,195	219,332
Atlas Copco AB, Class B	1,872	108,292
Boliden AB	1,525	53,175
Electrolux AB, Series B	1,333	33,767
Embracer Group AB*	1,350	30,631
Epiroc AB, Class A	2,886	63,325
Epiroc AB, Class B	2,058	39,100
EQT AB	972	49,527
Essity AB, Class B	2,773	88,947
Evolution AB, 144A	760	122,453
Fastighets AB Balder, Class B*	479	34,237
H & M Hennes & Mauritz AB, Class B*	3,375	67,645
Hexagon AB, Class B	9,521	164,946
Husqvarna AB, Class B	2,184	29,295
ICA Gruppen AB	394	19,601
Industrivarden AB, Class A	973	35,811
Industrivarden AB, Class C	547	19,067
Investment AB Latour, Class B	771	26,830
Investor AB, Class B	9,192	219,855
Kinnevik AB, Class B*	1,204	47,172
L E Lundbergforetagen AB, Class B	230	14,680
Lundin Energy AB	985	30,088
Nibe Industrier AB, Class B	6,492	90,503
Sandvik AB	5,454	139,045
Securitas AB, Class B	1,626	26,992
Sinch AB, 144A*	2,258	50,658
Skandinaviska Enskilda Banken AB, Class A	8,301	111,489
Skanska AB, Class B	1,788	51,489
SKF AB, Class B	1,930	49,204
Svenska Cellulosa AB SCA, Class B	2,811	49,595
Svenska Handelsbanken AB, Class A	6,186	69,577
Swedbank AB, Class A	4,235	81,771
Swedish Match AB	7,780	71,837
Tele2 AB, Class B	2,647	39,677
Telefonaktiebolaget LM Ericsson, Class B	14,128	167,484
Telia Co. AB	13,121	56,319
Volvo AB, Class B	7,376	166,795

(Cost $2,110,735)		2,954,766

Switzerland - 6.4%
ABB Ltd.	8,053	298,289
Adecco Group AG	694	38,635
Alcon, Inc.	2,429	200,102
Baloise Holding AG	245	39,088
Banque Cantonale Vaudoise	162	13,745
Barry Callebaut AG	19	48,426
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	7	82,326
Cie Financiere Richemont SA, Class A	2,510	276,833
Clariant AG*	1,171	24,654
Coca-Cola HBC AG*	822	29,711
Credit Suisse Group AG	11,516	122,158
EMS-Chemie Holding AG	35	37,933
Geberit AG	178	148,737
Givaudan SA	44	220,781
Glencore PLC*	49,039	220,737
Holcim Ltd.*	2,387	136,065
Julius Baer Group Ltd.	1,048	71,641
Kuehne + Nagel International AG	257	94,044
Logitech International SA	856	87,530
Lonza Group AG	363	307,207
Nestle SA	13,777	1,741,250
Novartis AG	10,633	984,518
Partners Group Holding AG	108	191,528
Roche Holding AG	3,382	1,358,155
Roche Holding AG	147	65,815
Schindler Holding AG	96	29,940
Schindler Holding AG Participation Certificates	199	64,280
SGS SA	29	91,141
Sika AG	691	249,084
Sonova Holding AG	278	107,162
STMicroelectronics NV	3,417	152,166
Straumann Holding AG	50	96,642
Swatch Group AG - Bearer	160	45,113
Swatch Group AG - Registered	274	15,065
Swiss Life Holding AG	151	78,753
Swiss Prime Site AG	313	33,479
Swiss Re AG	1,448	133,233
Swisscom AG	114	66,900

Temenos AG	336	53,349
UBS Group AG	17,605	293,753
Vifor Pharma AG	224	31,897
Zurich Insurance Group AG	733	321,776

(Cost $6,294,696)		8,703,641

Taiwan - 4.2%
Accton Technology Corp.	1,915	19,383
Acer, Inc.	16,145	14,681
Advantech Co. Ltd.	1,562	21,756
ASE Technology Holding Co. Ltd.*	15,905	73,747
Asia Cement Corp.	9,867	15,986
ASMedia Technology, Inc.	156	11,680
Asustek Computer, Inc.	2,962	34,629
AU Optronics Corp.	37,038	23,522
Catcher Technology Co. Ltd.	2,747	16,553
Cathay Financial Holding Co. Ltd.	38,075	81,883
Chailease Holding Co. Ltd.	5,955	57,265
Chang Hwa Commercial Bank Ltd.	22,356	13,310
Cheng Shin Rubber Industry Co. Ltd.	9,594	12,895
China Development Financial Holding Corp.	78,751	40,351
China Life Insurance Co. Ltd.	8,572	8,939
China Steel Corp.	59,529	81,947
Chunghwa Telecom Co. Ltd.	16,621	67,171
Compal Electronics, Inc.	22,036	18,209
CTBC Financial Holding Co. Ltd.	91,383	75,841
Delta Electronics, Inc.	10,180	99,363
E.Sun Financial Holding Co. Ltd.	50,714	48,676
Eclat Textile Co. Ltd.	1,161	23,334
Evergreen Marine Corp. Taiwan Ltd.	12,366	60,684
Far Eastern New Century Corp.	15,056	16,325
Far EasTone Telecommunications Co. Ltd.	8,193	18,211
Feng TAY Enterprise Co. Ltd.	2,395	18,667
First Financial Holding Co. Ltd.	53,769	44,430
Formosa Chemicals & Fibre Corp.	17,312	52,535
Formosa Petrochemical Corp.	6,187	21,834
Formosa Plastics Corp.	20,889	77,259
Foxconn Technology Co. Ltd.	4,226	10,110
Fubon Financial Holding Co. Ltd.	31,047	95,224
Giant Manufacturing Co. Ltd.	1,660	20,066
Globalwafers Co. Ltd.	1,095	34,375
Hiwin Technologies Corp.	977	11,493
Hon Hai Precision Industry Co. Ltd.	61,436	246,068
Hotai Motor Co. Ltd.	1,345	28,294
Hua Nan Financial Holdings Co. Ltd.*	44,998	33,935
Innolux Corp.	42,730	26,597
Inventec Corp.	13,870	12,162
Largan Precision Co. Ltd.	561	54,251
Lite-On Technology Corp.	9,228	20,378
MediaTek, Inc.	7,351	238,990
Mega Financial Holding Co. Ltd.	49,913	59,074
Micro-Star International Co. Ltd.	4,636	21,831
momo.com, Inc.	247	15,285
Nan Ya Plastics Corp.	23,873	77,183
Nan Ya Printed Circuit Board Corp.	945	14,373
Nanya Technology Corp.	6,135	14,699
Nien Made Enterprise Co. Ltd.	661	9,874
Novatek Microelectronics Corp.	2,548	41,281
Pegatron Corp.	8,977	20,990
Phison Electronics Corp.	756	11,648
Pou Chen Corp.	11,351	13,496
Powertech Technology, Inc.	5,596	22,716
President Chain Store Corp.*	2,267	23,354
Quanta Computer, Inc.	11,072	31,322
Realtek Semiconductor Corp.	1,982	39,621
Ruentex Development Co. Ltd.	3,777	9,445
Shanghai Commercial & Savings Bank Ltd.	12,050	19,566
Shin Kong Financial Holding Co. Ltd.	41,305	14,159
SinoPac Financial Holdings Co. Ltd.	46,659	23,992
Synnex Technology International Corp.	7,783	15,109
Taishin Financial Holding Co. Ltd.*	42,285	29,524
Taiwan Cement Corp.	25,477	44,540
Taiwan Cooperative Financial Holding Co. Ltd.	54,342	43,825
Taiwan High Speed Rail Corp.	9,687	10,556
Taiwan Mobile Co. Ltd.	5,265	19,188
Taiwan Semiconductor Manufacturing Co. Ltd.	118,263	2,620,148
Unimicron Technology Corp.	6,000	31,934
Uni-President Enterprises Corp.*	24,011	62,641
United Microelectronics Corp.	57,022	129,832
Vanguard International Semiconductor Corp.	4,502	24,042
Walsin Technology Corp.*	2,110	13,743
Wan Hai Lines Ltd.*	3,000	26,846
Win Semiconductors Corp.	1,988	23,708
Winbond Electronics Corp.	12,252	13,042
Wistron Corp.	8,893	8,792
Wiwynn Corp.	519	18,166
WPG Holdings Ltd.	10,759	18,790
Yageo Corp.	1,489	25,763
Yang Ming Marine Transport Corp.*	7,000	33,720
Yuanta Financial Holding Co. Ltd.	48,167	43,451
Zhen Ding Technology Holding Ltd.	2,151	7,707

(Cost $2,760,286)		5,751,985

Thailand - 0.5%
Advanced Info Service PCL, NVDR	6,400	37,329
Airports of Thailand PCL, NVDR	22,900	45,292
Bangkok Bank PCL, NVDR	900	3,183
Bangkok Dusit Medical Services PCL, NVDR	53,200	38,622
Bangkok Expressway & Metro PCL, NVDR	56,500	15,162
Berli Jucker PCL, NVDR	6,500	7,310
BTS Group Holdings PCL, NVDR	40,600	11,840
Bumrungrad Hospital PCL, NVDR	1,700	7,015

Central Pattana PCL, NVDR	14,100	23,513
Central Retail Corp. PCL, NVDR	8,700	9,244
Charoen Pokphand Foods PCL, NVDR	20,300	17,005
CP ALL PCL, NVDR	32,200	64,934
Delta Electronics Thailand PCL, NVDR	1,200	21,742
Electricity Generating PCL, NVDR	1,600	8,985
Energy Absolute PCL, NVDR	8,600	17,476
Global Power Synergy PCL, Class F	4,500	11,623
Gulf Energy Development PCL, NVDR	16,710	21,644
Home Product Center PCL, NVDR	25,700	11,402
Indorama Ventures PCL, NVDR	9,100	12,352
Intouch Holdings PCL, NVDR	5,300	14,059
Krung Thai Bank PCL, NVDR	22,900	7,957
Land & Houses PCL, NVDR	46,700	11,808
Minor International PCL, NVDR*	16,543	16,809
PTT Exploration & Production PCL, NVDR	7,600	26,290
PTT Global Chemical PCL, NVDR	7,400	14,693
PTT Oil & Retail Business PCL, NVDR	14,200	13,327
PTT PCL, NVDR	44,500	52,808
Ratch Group PCL, NVDR	4,200	6,157
Siam Cement PCL	700	9,338
Siam Cement PCL, NVDR	3,900	52,028
Siam Commercial Bank PCL, NVDR	1,200	3,965
Thai Oil PCL, NVDR	9,200	14,200
Thai Union Group PCL, NVDR	17,500	10,804
True Corp. PCL, NVDR	57,300	5,902

(Cost $667,201)		645,818

Turkey - 0.1%
Akbank TAS	22,137	15,678
Aselsan Elektronik Sanayi Ve Ticaret AS	7,201	13,759
BIM Birlesik Magazalar AS	2,169	18,739
Eregli Demir ve Celik Fabrikalari TAS	7,417	16,749
Ford Otomotiv Sanayi AS	253	5,226
KOC Holding AS	4,402	12,195
Turkcell Iletisim Hizmetleri AS	5,091	10,033
Turkiye Garanti Bankasi AS	12,139	14,421
Turkiye Petrol Rafinerileri AS*	855	10,456

(Cost $146,021)		117,256

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	12,383	25,318
Abu Dhabi Islamic Bank PJSC	11,262	17,292
Abu Dhabi National Oil Co. for Distribution PJSC	7,516	9,249
Aldar Properties PJSC	19,526	22,061
Dubai Islamic Bank PJSC	6,145	8,532
Emaar Properties PJSC	14,089	16,110
Emirates NBD Bank PJSC	12,274	46,280
Emirates Telecommunications Group Co. PJSC	8,524	54,767
First Abu Dhabi Bank PJSC	20,543	95,077

(Cost $251,742)		294,686

United Kingdom - 7.7%
3i Group PLC	4,540	83,484
Abrdn PLC	10,338	37,736
Admiral Group PLC	819	40,660
Anglo American PLC	6,139	259,030
Ashtead Group PLC	2,275	177,971
Associated British Foods PLC	1,754	47,747
AstraZeneca PLC	7,436	870,420
Auto Trader Group PLC, 144A	4,830	41,769
AVEVA Group PLC	676	38,440
Aviva PLC	18,596	103,315
BAE Systems PLC	14,583	113,961
Barclays PLC	83,852	213,160
Barratt Developments PLC	4,462	45,335
Berkeley Group Holdings PLC*	662	43,933
BP PLC	97,113	396,476
British American Tobacco PLC	10,298	386,378
British Land Co. PLC REIT	3,418	24,915
BT Group PLC*	42,554	99,342
Bunzl PLC	1,792	64,944
Burberry Group PLC	1,816	46,427
CNH Industrial NV	4,414	72,966
Coca-Cola Europacific Partners PLC	1,002	57,855
Compass Group PLC*	8,710	179,684
Croda International PLC	639	80,368
Diageo PLC	11,057	531,148
Direct Line Insurance Group PLC	5,617	23,863
Entain PLC*	2,719	72,260
Evraz PLC	3,120	25,325
Ferguson PLC	1,088	157,138
GlaxoSmithKline PLC	24,366	489,764
Halma PLC	1,894	78,197
Hargreaves Lansdown PLC	1,701	35,278
HSBC Holdings PLC	97,473	517,550
Imperial Brands PLC	4,625	98,019
Informa PLC*	7,233	52,804
InterContinental Hotels Group PLC*	1,001	63,761
Intertek Group PLC	807	58,471
J Sainsbury PLC	7,945	33,207
JD Sports Fashion PLC	2,584	35,864
Johnson Matthey PLC	806	32,568
Kingfisher PLC	10,652	51,301
Land Securities Group PLC REIT	3,278	31,953
Legal & General Group PLC	28,740	106,765
Lloyds Banking Group PLC	340,759	205,083
London Stock Exchange Group PLC	1,536	168,013
M&G PLC	13,990	39,622
Melrose Industries PLC	19,950	46,008
Mondi PLC	2,475	68,225
National Grid PLC	17,630	228,158
Natwest Group PLC	29,187	85,512
Next PLC	629	68,404

Ocado Group PLC*		2,247	62,187
Pearson PLC		4,172	44,029
Persimmon PLC		1,466	59,257
Phoenix Group Holdings PLC		2,728	23,381
Prudential PLC		12,609	262,633
Reckitt Benckiser Group PLC		3,429	261,129
RELX PLC		9,383	281,483
Rentokil Initial PLC		8,371	66,798
Rio Tinto PLC		5,413	400,532
Rolls-Royce Holdings PLC*		36,891	58,257
Sage Group PLC		4,565	46,582
Schroders PLC		623	32,377
Segro PLC REIT		5,790	102,211
Severn Trent PLC		1,156	43,897
Smith & Nephew PLC		4,170	79,977
Smiths Group PLC		2,192	43,472
Spirax-Sarco Engineering PLC		378	83,723
SSE PLC		4,875	109,417
St James’s Place PLC		2,619	57,972
Standard Chartered PLC		12,396	77,510
Taylor Wimpey PLC		15,800	39,731
Tesco PLC		36,842	129,239
Unilever PLC		12,575	699,503
United Utilities Group PLC		2,952	42,919
Vodafone Group PLC		129,501	217,143
Whitbread PLC*		887	39,121
Wm Morrison Supermarkets PLC		10,260	40,907
WPP PLC		5,735	77,555

(Cost $10,204,920)			10,413,519

United States - 0.1%
Bausch Health Cos., Inc.*		1,610	46,910
Brookfield Renewable Corp., Class A		581	25,461

(Cost $61,642)			72,371

Uruguay - 0.0%
Globant SA*
(Cost $23,061)		193	62,200

TOTAL COMMON STOCKS (Cost $102,591,419)			130,865,399

PREFERRED STOCKS - 1.0%
Brazil - 0.4%
Alpargatas SA*		1,066	12,363
Banco Bradesco SA		24,765	110,874
Bradespar SA		759	9,270
Braskem SA, Class A*		1,034	13,196
Centrais Eletricas Brasileiras SA, Class B		2,235	16,326
Cia Energetica de Minas Gerais		4,398	11,491
Cia Paranaense de Energia		2,320	3,069
Gerdau SA		4,611	25,254
Itau Unibanco Holding SA		23,170	138,640
Itausa SA		20,765	46,423
Petroleo Brasileiro SA		22,653	119,118

(Cost $407,619)			506,024

Chile - 0.0%
Sociedad Quimica y Minera de Chile SA, Class B
(Cost $24,831)		749	39,181

Colombia - 0.0%
Bancolombia SA
(Cost $22,691)		2,425	20,202

Germany - 0.4%
Bayerische Motoren Werke AG		198	16,576
FUCHS PETROLUB SE		405	20,496
Henkel AG & Co. KGaA		881	86,069
Porsche Automobil Holding SE		823	83,338
Sartorius AG		130	85,652
Volkswagen AG		869	206,548

(Cost $405,052)			498,679

Russia - 0.0%
Surgutneftegas PJSC
(Cost $20,564)		37,364	19,732

South Korea - 0.2%
Hyundai Motor Co.-2nd Preferred		156	13,361
LG Chem Ltd.		22	6,565
LG Household & Health Care Ltd.		17	10,073
Samsung Electronics Co. Ltd.		3,836	234,239

(Cost $114,847)			264,238

TOTAL PREFERRED STOCKS (Cost $995,604)			1,348,056

	Principal Amount
CORPORATE BONDS - 0.0%
India - 0.0%
Britannia Industries Ltd.
8.00%, 8/28/22	INR	9,360	133
Series N3, 5.50%, 6/3/24	INR	17,168	237

(Cost $368)			370

TOTAL CORPORATE BONDS (Cost $368)			370

	Number of Shares
WARRANTS - 0.0%
Switzerland - 0.0%
Cie Financiere Richemont SA*, expires 11/22/23
(Cost $0)		4,502	2,310

Thailand - 0.0%
BTS Group Holdings PCL*, expires 9/5/22(c)		1,980	56

BTS Group Holdings PCL*, expires 11/7/24(c)	3,960	104
BTS Group Holdings PCL*, expires 11/20/26(c)	7,920	156
Minor International PCL*, expires 2/15/24	451	61

(Cost $0)		377

TOTAL WARRANTS (Cost $0)		2,687

SECURITIES LENDING COLLATERAL - 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
(Cost $676,044)	676,044	676,044

CASH EQUIVALENTS - 3.8%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
(Cost $5,095,207)	5,095,207	5,095,207

TOTAL INVESTMENTS - 101.7% (Cost $109,358,642)		$137,987,763
Other assets and liabilities, net - (1.7%)		(2,268,655)

NET ASSETS - 100.0%		$135,719,108

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
COMMON STOCKS — 0.1%
Germany — 0.1%
Deutsche Bank AG*(d)
132,123	9,123	—	—	(22,207)	—	—	9,576	119,039
SECURITIES LENDING COLLATERAL — 0.5%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(e)(f)
2,372,722	—	(1,696,678)(g)	—	—	29	—	676,044	676,044
CASH EQUIVALENTS — 3.8%
DWS Government Money Market Series “Institutional Shares”, 0.04%(e)
1,498,682	10,874,310	(7,277,785)	—	—	379	—	5,095,207	5,095,207

4,003,527	10,883,433	(8,974,463)	—	(22,207)	408	—	5,780,827	5,890,290

*	Non-income producing security.
(a)	Stapled Security - A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(b)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $2,094,616, which is 1.5% of net assets.

(c)	Investment was valued using significant unobservable inputs.
(d)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(e)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(f)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,567,788.

(g)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.

ADR:	American Depositary Receipt
CDI:	Chess Depositary Interest
CPO:	Ordinary Participation Certificates
GDR:	Global Depositary Receipt
JSC:	Joint Stock Company
KSC:	Kuwait Shareholding Company
KSCP:	Kuwait Shareholding Company Public
NVDR:	Non Voting Depositary Receipt
PJSC:	Public Joint Stock Company
PSQC:	Public Shareholders Qatari Company
QPSC:	Qatari Public Shareholders Company
QSC:	Qatari Shareholders Company
REIT:	Real Estate Investment Trust
RSP:	Risparmio (Convertible Savings Shares)
SAE:	Societe Anonyme Egyptienne
SAQ:	Societe Anonyme Qatar
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Securities are listed in country of domicile.

At August 31, 2021 the Xtrackers MSCI All World ex US Hedged Equity ETF had the following sector diversification:

Sector Diversification	Market Value	As a % of Total Investments excluding Securities Lending Collateral and Cash Equivalents
Financials	$24,853,369	18.8%
Information Technology	17,858,727	13.5
Consumer Discretionary	16,934,679	12.8
Industrials	16,070,597	12.2
Health Care	12,664,993	9.6
Consumer Staples	11,235,040	8.5
Materials	11,019,384	8.3
Communication Services	8,333,417	6.3
Energy	5,815,349	4.4
Utilities	4,096,278	3.1
Real Estate	3,334,679	2.5

Total	$132,216,512	100.0%

At August 31, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation (Depreciation)(h)
MSCI EAFE Futures	USD	20	$2,310,393	$2,351,500	9/17/2021	$41,107
MSCI Emerging Markets Index Futures	USD	12	804,476	779,520	9/17/2021	(24,956)
MINI S&P/TSX 60 Futures	CAD	8	381,017	389,934	9/16/2021	8,917

Total net unrealized appreciation						$25,068

(h)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of August 31, 2021.

As of August 31, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	9/3/2021	AUD	395,600	USD	290,821	$1,414	$—
Citigroup Global Markets	9/3/2021	AUD	196,500	USD	144,058	306	—
JP Morgan & Chase Co.	9/3/2021	AUD	3,594,200	USD	2,642,258	12,869	—
RBC Capital Markets	9/3/2021	AUD	3,771,000	USD	2,772,236	13,506	—
Citigroup Global Markets	9/3/2021	BRL	268,000	USD	51,842	34	—
Citigroup Global Markets	9/3/2021	BRL	268,000	USD	50,911	—	(897)
JP Morgan & Chase Co.	9/3/2021	BRL	4,694,800	USD	907,313	—	(251)
RBC Capital Markets	9/3/2021	BRL	5,624,600	USD	1,088,221	914	—
Citigroup Global Markets	9/3/2021	CAD	3,764,500	USD	3,015,494	31,717	—
JP Morgan & Chase Co.	9/3/2021	CAD	290,600	USD	230,997	665	—
JP Morgan & Chase Co.	9/3/2021	CAD	3,754,400	USD	3,007,402	31,630	—
RBC Capital Markets	9/3/2021	CAD	3,961,100	USD	3,172,979	33,376	—
Citigroup Global Markets	9/3/2021	CHF	187,100	USD	203,407	—	(923)
Citigroup Global Markets	9/3/2021	CHF	2,290,800	USD	2,529,496	27,739	—
JP Morgan & Chase Co.	9/3/2021	CHF	2,460,600	USD	2,716,983	29,789	—
RBC Capital Markets	9/3/2021	CHF	2,639,700	USD	2,914,815	32,028	—
Citigroup Global Markets	9/3/2021	CLP	102,090,400	USD	134,390	2,480	—
JP Morgan & Chase Co.	9/3/2021	CLP	13,480,400	USD	17,741	323	—
JP Morgan & Chase Co.	9/3/2021	CNH	11,396,200	USD	1,758,714	—	(6,504)
RBC Capital Markets	9/3/2021	CNH	268,900	USD	41,386	—	(265)
RBC Capital Markets	9/3/2021	CNH	296,000	USD	45,678	—	(171)
Citigroup Global Markets	9/3/2021	COP	332,003,700	USD	85,756	—	(2,314)
JP Morgan & Chase Co.	9/3/2021	COP	23,380,500	USD	6,040	—	(162)
Citigroup Global Markets	9/3/2021	CZK	1,161,500	USD	54,040	89	—
JP Morgan & Chase Co.	9/3/2021	DKK	344,800	USD	54,425	—	(323)
JP Morgan & Chase Co.	9/3/2021	DKK	511,000	USD	81,502	364	—
JP Morgan & Chase Co.	9/3/2021	DKK	5,936,100	USD	946,765	4,208	—
RBC Capital Markets	9/3/2021	DKK	7,173,100	USD	1,144,094	5,122	—
Citigroup Global Markets	9/3/2021	EUR	7,939,800	USD	9,420,414	44,889	—
JP Morgan & Chase Co.	9/3/2021	EUR	585,100	USD	686,929	—	(3,972)
JP Morgan & Chase Co.	9/3/2021	EUR	7,493,800	USD	8,891,116	42,240	—
JP Morgan & Chase Co.	9/3/2021	EUR	203,000	USD	240,858	1,150	—
RBC Capital Markets	9/3/2021	EUR	7,473,300	USD	8,866,899	42,229	—
Citigroup Global Markets	9/3/2021	GBP	2,854,000	USD	3,968,273	44,412	—
JP Morgan & Chase Co.	9/3/2021	GBP	2,916,800	USD	4,055,630	45,427	—
JP Morgan & Chase Co.	9/3/2021	GBP	140,000	USD	194,661	2,180	—
RBC Capital Markets	9/3/2021	GBP	218,100	USD	302,049	2,191	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
RBC Capital Markets	9/3/2021	GBP	2,702,700	USD	3,757,896	$42,052	$—
Citigroup Global Markets	9/3/2021	HKD	21,307,600	USD	2,742,037	2,351	—
Citigroup Global Markets	9/3/2021	HKD	2,323,500	USD	298,573	—	(177)
JP Morgan & Chase Co.	9/3/2021	HKD	42,024,600	USD	5,408,011	4,577	—
RBC Capital Markets	9/3/2021	HKD	39,669,300	USD	5,104,951	4,357	—
Citigroup Global Markets	9/3/2021	HUF	5,831,900	USD	19,324	—	(403)
JP Morgan & Chase Co.	9/3/2021	HUF	16,042,500	USD	53,154	—	(1,111)
JP Morgan & Chase Co.	9/3/2021	IDR	3,953,831,100	USD	272,734	—	(4,409)
RBC Capital Markets	9/3/2021	IDR	1,679,087,700	USD	115,775	—	(1,920)
Citigroup Global Markets	9/3/2021	ILS	650,100	USD	201,504	—	(1,162)
RBC Capital Markets	9/3/2021	ILS	165,000	USD	51,142	—	(296)
Citigroup Global Markets	9/3/2021	INR	7,385,900	USD	98,954	—	(2,182)
Citigroup Global Markets	9/3/2021	INR	14,973,500	USD	200,524	—	(4,509)
JP Morgan & Chase Co.	9/3/2021	INR	276,769,900	USD	3,707,567	—	(82,260)
Citigroup Global Markets	9/3/2021	JPY	706,198,700	USD	6,435,926	16,636	—
JP Morgan & Chase Co.	9/3/2021	JPY	703,102,500	USD	6,407,691	16,546	—
RBC Capital Markets	9/3/2021	JPY	51,555,900	USD	467,339	—	(1,300)
RBC Capital Markets	9/3/2021	JPY	660,965,400	USD	6,023,726	15,604	—
Citigroup Global Markets	9/3/2021	KRW	2,036,918,100	USD	1,770,079	13,351	—
JP Morgan & Chase Co.	9/3/2021	KRW	1,987,951,000	USD	1,727,737	13,240	—
JP Morgan & Chase Co.	9/3/2021	KRW	148,300,100	USD	129,074	1,174	—
RBC Capital Markets	9/3/2021	KRW	2,003,441,900	USD	1,740,912	13,056	—
Citigroup Global Markets	9/3/2021	MXN	8,562,600	USD	429,395	3,235	—
JP Morgan & Chase Co.	9/3/2021	MXN	1,576,000	USD	79,030	593	—
JP Morgan & Chase Co.	9/3/2021	MXN	395,700	USD	19,639	—	(55)
JP Morgan & Chase Co.	9/3/2021	MXN	1,343,500	USD	67,378	513	—
RBC Capital Markets	9/3/2021	MXN	4,148,000	USD	208,003	1,558	—
RBC Capital Markets	9/3/2021	MYR	2,038,400	USD	480,528	—	(9,755)
Citigroup Global Markets	9/3/2021	NOK	4,267,000	USD	483,026	—	(7,760)
JP Morgan & Chase Co.	9/3/2021	NZD	13,300	USD	9,282	—	(90)
RBC Capital Markets	9/3/2021	NZD	238,100	USD	166,167	—	(1,610)
JP Morgan & Chase Co.	9/3/2021	PHP	561,200	USD	11,202	—	(77)
RBC Capital Markets	9/3/2021	PHP	12,357,800	USD	246,417	—	(1,962)
Citigroup Global Markets	9/3/2021	PLN	1,073,200	USD	278,786	—	(1,414)
JP Morgan & Chase Co.	9/3/2021	PLN	54,900	USD	14,261	—	(73)
Citigroup Global Markets	9/3/2021	RUB	44,311,800	USD	604,386	—	(375)
Citigroup Global Markets	9/3/2021	RUB	2,266,800	USD	30,643	—	(294)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/3/2021	RUB	45,228,300	USD	616,488	$—	$(782)
JP Morgan & Chase Co.	9/3/2021	SEK	14,062,100	USD	1,634,686	5,101	—
JP Morgan & Chase Co.	9/3/2021	SEK	1,547,000	USD	179,839	565	—
RBC Capital Markets	9/3/2021	SEK	685,200	USD	78,690	—	(714)
RBC Capital Markets	9/3/2021	SEK	11,456,400	USD	1,331,814	4,191	—
JP Morgan & Chase Co.	9/3/2021	SGD	728,700	USD	538,118	—	(3,886)
RBC Capital Markets	9/3/2021	SGD	384,100	USD	283,643	—	(2,048)
RBC Capital Markets	9/3/2021	SGD	28,200	USD	20,772	—	(203)
JP Morgan & Chase Co.	9/3/2021	THB	18,948,900	USD	575,552	—	(12,325)
JP Morgan & Chase Co.	9/3/2021	TRY	911,400	USD	106,584	—	(2,839)
Citigroup Global Markets	9/3/2021	TWD	48,461,400	USD	1,734,202	—	(14,449)
Citigroup Global Markets	9/3/2021	TWD	3,957,400	USD	142,296	—	(500)
JP Morgan & Chase Co.	9/3/2021	TWD	49,018,500	USD	1,754,232	—	(14,521)
RBC Capital Markets	9/3/2021	TWD	58,839,200	USD	2,105,009	—	(18,108)
Citigroup Global Markets	9/3/2021	USD	432,736	AUD	592,100	423	—
JP Morgan & Chase Co.	9/3/2021	USD	2,626,835	AUD	3,594,200	2,554	—
RBC Capital Markets	9/3/2021	USD	2,756,050	AUD	3,771,000	2,679	—
Citigroup Global Markets	9/3/2021	USD	104,662	BRL	536,000	—	(1,046)
JP Morgan & Chase Co.	9/3/2021	USD	916,792	BRL	4,694,800	—	(9,228)
RBC Capital Markets	9/3/2021	USD	1,098,428	BRL	5,624,600	—	(11,122)
Citigroup Global Markets	9/3/2021	USD	2,979,069	CAD	3,764,500	4,708	—
JP Morgan & Chase Co.	9/3/2021	USD	3,201,045	CAD	4,045,000	5,059	—
RBC Capital Markets	9/3/2021	USD	3,134,640	CAD	3,961,100	4,964	—
Citigroup Global Markets	9/3/2021	USD	2,704,983	CHF	2,477,900	1,103	—
JP Morgan & Chase Co.	9/3/2021	USD	2,686,098	CHF	2,460,600	1,096	—
RBC Capital Markets	9/3/2021	USD	2,881,684	CHF	2,639,700	1,103	—
Citigroup Global Markets	9/3/2021	USD	132,120	CLP	102,090,400	—	(210)
JP Morgan & Chase Co.	9/3/2021	USD	17,394	CLP	13,480,400	24	—
JP Morgan & Chase Co.	9/3/2021	USD	164,978	CNH	1,069,000	606	—
JP Morgan & Chase Co.	9/3/2021	USD	1,600,620	CNH	10,327,200	—	(986)
RBC Capital Markets	9/3/2021	USD	87,549	CNH	564,900	—	(49)
Citigroup Global Markets	9/3/2021	USD	87,985	COP	332,003,700	86	—
JP Morgan & Chase Co.	9/3/2021	USD	6,207	COP	23,380,500	—	(5)
Citigroup Global Markets	9/3/2021	USD	53,950	CZK	1,161,500	1	—
JP Morgan & Chase Co.	9/3/2021	USD	1,078,105	DKK	6,791,900	339	—
RBC Capital Markets	9/3/2021	USD	1,138,632	DKK	7,173,100	340	—
Citigroup Global Markets	9/3/2021	USD	9,372,537	EUR	7,939,800	2,988	—

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/3/2021	USD	9,776,369	EUR	8,281,900	$3,116	$—
RBC Capital Markets	9/3/2021	USD	8,822,021	EUR	7,473,300	2,648	—
Citigroup Global Markets	9/3/2021	USD	3,927,818	GBP	2,854,000	—	(3,957)
JP Morgan & Chase Co.	9/3/2021	USD	4,206,930	GBP	3,056,800	—	(4,247)
RBC Capital Markets	9/3/2021	USD	4,019,760	GBP	2,920,800	—	(4,058)
Citigroup Global Markets	9/3/2021	USD	3,038,451	HKD	23,631,100	—	(15)
JP Morgan & Chase Co.	9/3/2021	USD	1,444,321	HKD	11,223,000	—	(1,292)
JP Morgan & Chase Co.	9/3/2021	USD	3,960,424	HKD	30,801,600	—	(19)
RBC Capital Markets	9/3/2021	USD	5,100,637	HKD	39,669,300	—	(43)
Citigroup Global Markets	9/3/2021	USD	19,717	HUF	5,831,900	10	—
JP Morgan & Chase Co.	9/3/2021	USD	54,237	HUF	16,042,500	28	—
JP Morgan & Chase Co.	9/3/2021	USD	277,559	IDR	3,953,831,100	—	(415)
RBC Capital Markets	9/3/2021	USD	117,748	IDR	1,679,087,700	—	(52)
Citigroup Global Markets	9/3/2021	USD	202,918	ILS	650,100	—	(253)
RBC Capital Markets	9/3/2021	USD	51,503	ILS	165,000	—	(65)
Citigroup Global Markets	9/3/2021	USD	306,294	INR	22,359,400	—	(126)
JP Morgan & Chase Co.	9/3/2021	USD	3,792,408	INR	276,769,900	—	(2,580)
Citigroup Global Markets	9/3/2021	USD	6,428,169	JPY	706,198,700	—	(8,880)
JP Morgan & Chase Co.	9/3/2021	USD	308,118	JPY	33,808,000	—	(806)
JP Morgan & Chase Co.	9/3/2021	USD	6,092,249	JPY	669,294,500	—	(8,416)
RBC Capital Markets	9/3/2021	USD	6,485,774	JPY	712,521,300	—	(9,012)
Citigroup Global Markets	9/3/2021	USD	1,609,947	KRW	1,866,460,100	—	(230)
Citigroup Global Markets	9/3/2021	USD	147,948	KRW	170,458,000	—	(937)
JP Morgan & Chase Co.	9/3/2021	USD	1,842,469	KRW	2,136,251,100	—	(72)
RBC Capital Markets	9/3/2021	USD	1,727,999	KRW	2,003,441,900	—	(142)
Citigroup Global Markets	9/3/2021	USD	427,286	MXN	8,562,600	—	(1,127)
JP Morgan & Chase Co.	9/3/2021	USD	165,433	MXN	3,315,200	—	(436)
RBC Capital Markets	9/3/2021	USD	206,965	MXN	4,148,000	—	(520)
RBC Capital Markets	9/3/2021	USD	490,944	MYR	2,038,400	—	(661)
Citigroup Global Markets	9/3/2021	USD	490,158	NOK	4,267,000	628	—
JP Morgan & Chase Co.	9/3/2021	USD	9,361	NZD	13,300	11	—
RBC Capital Markets	9/3/2021	USD	167,588	NZD	238,100	190	—
JP Morgan & Chase Co.	9/3/2021	USD	11,284	PHP	561,200	—	(4)
RBC Capital Markets	9/3/2021	USD	248,398	PHP	12,357,800	—	(19)
Citigroup Global Markets	9/3/2021	USD	280,297	PLN	1,073,200	—	(97)
JP Morgan & Chase Co.	9/3/2021	USD	14,339	PLN	54,900	—	(5)
Citigroup Global Markets	9/3/2021	USD	636,020	RUB	46,578,600	—	(322)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	9/3/2021	USD	617,405	RUB	45,228,300	$—	$(136)
JP Morgan & Chase Co.	9/3/2021	USD	1,806,891	SEK	15,609,100	1,968	—
RBC Capital Markets	9/3/2021	USD	1,405,510	SEK	12,141,600	1,518	—
JP Morgan & Chase Co.	9/3/2021	USD	541,744	SGD	728,700	259	—
RBC Capital Markets	9/3/2021	USD	306,520	SGD	412,300	147	—
JP Morgan & Chase Co.	9/3/2021	USD	587,426	THB	18,948,900	451	—
JP Morgan & Chase Co.	9/3/2021	USD	109,616	TRY	911,400	—	(193)
Citigroup Global Markets	9/3/2021	USD	1,894,838	TWD	52,418,800	—	(3,391)
JP Morgan & Chase Co.	9/3/2021	USD	1,773,077	TWD	49,018,500	—	(4,325)
RBC Capital Markets	9/3/2021	USD	2,126,462	TWD	58,839,200	—	(3,345)
JP Morgan & Chase Co.	9/3/2021	USD	820,339	ZAR	11,866,200	—	(3,808)
RBC Capital Markets	9/3/2021	USD	627,820	ZAR	9,082,800	—	(2,819)
JP Morgan & Chase Co.	9/3/2021	ZAR	11,866,200	USD	808,057	—	(8,474)
RBC Capital Markets	9/3/2021	ZAR	517,300	USD	34,890	—	(706)
RBC Capital Markets	9/3/2021	ZAR	8,565,500	USD	583,213	—	(6,192)
Citigroup Global Markets	9/7/2021	AED	966,100	USD	263,015	—	(1)
Citigroup Global Markets	9/7/2021	EGP	632,000	USD	39,937	—	(254)
Citigroup Global Markets	9/7/2021	KWD	45,000	USD	149,706	76	—
Citigroup Global Markets	9/7/2021	QAR	801,500	USD	220,041	—	(77)
Citigroup Global Markets	9/7/2021	SAR	3,900,000	USD	1,039,501	—	(266)
Citigroup Global Markets	9/7/2021	USD	263,017	AED	966,100	—	(1)
Citigroup Global Markets	9/7/2021	USD	40,257	EGP	632,000	—	(66)
Citigroup Global Markets	9/7/2021	USD	149,601	KWD	45,000	29	—
Citigroup Global Markets	9/7/2021	USD	216,756	QAR	801,500	3,362	—
Citigroup Global Markets	9/7/2021	USD	1,039,806	SAR	3,900,000	—	(39)
Citigroup Global Markets	10/5/2021	AED	966,100	USD	263,002	—	(9)
Citigroup Global Markets	10/5/2021	BRL	536,000	USD	104,210	1,064	—
JP Morgan & Chase Co.	10/5/2021	BRL	4,694,800	USD	912,732	9,285	—
RBC Capital Markets	10/5/2021	BRL	5,624,600	USD	1,093,680	11,306	—
Citigroup Global Markets	10/5/2021	CAD	3,764,500	USD	2,978,880	—	(4,748)
Citigroup Global Markets	10/5/2021	CAD	353,000	USD	279,336	—	(441)
JP Morgan & Chase Co.	10/5/2021	CAD	4,045,000	USD	3,200,867	—	(5,076)
RBC Capital Markets	10/5/2021	CAD	3,961,100	USD	3,134,476	—	(4,971)
Citigroup Global Markets	10/5/2021	CHF	296,000	USD	323,387	—	(143)
Citigroup Global Markets	10/5/2021	CHF	2,477,900	USD	2,707,052	—	(1,310)
JP Morgan & Chase Co.	10/5/2021	CHF	2,460,600	USD	2,688,211	—	(1,242)
RBC Capital Markets	10/5/2021	CHF	2,639,700	USD	2,883,916	—	(1,294)

Counterparty	Settlement Date	Currency To Deliver		Currenc y To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
Citigroup Global Markets	10/5/2021	CLP	102,090,400	USD	131,917	$178	$—
JP Morgan & Chase Co.	10/5/2021	CLP	13,480,400	USD	17,371	—	(24)
Citigroup Global Markets	10/5/2021	COP	332,003,700	USD	87,829	—	(92)
JP Morgan & Chase Co.	10/5/2021	COP	23,380,500	USD	6,195	4	—
Citigroup Global Markets	10/5/2021	CZK	1,161,500	USD	53,929	4	—
JP Morgan & Chase Co.	10/5/2021	DKK	842,000	USD	133,723	—	(48)
JP Morgan & Chase Co.	10/5/2021	DKK	6,791,900	USD	1,078,627	—	(419)
RBC Capital Markets	10/5/2021	DKK	7,173,100	USD	1,139,193	—	(416)
Citigroup Global Markets	10/5/2021	EUR	7,939,800	USD	9,378,214	—	(3,538)
Citigroup Global Markets	10/5/2021	EUR	840,000	USD	992,204	—	(349)
JP Morgan & Chase Co.	10/5/2021	EUR	8,281,900	USD	9,782,398	—	(3,583)
RBC Capital Markets	10/5/2021	EUR	7,473,300	USD	8,827,387	—	(3,144)
Citigroup Global Markets	10/5/2021	GBP	196,000	USD	269,763	266	—
Citigroup Global Markets	10/5/2021	GBP	2,854,000	USD	3,928,060	3,849	—
JP Morgan & Chase Co.	10/5/2021	GBP	3,056,800	USD	4,207,227	4,169	—
RBC Capital Markets	10/5/2021	GBP	2,920,800	USD	4,020,043	3,983	—
Citigroup Global Markets	10/5/2021	HKD	23,631,100	USD	3,038,608	—	(79)
JP Morgan & Chase Co.	10/5/2021	HKD	30,801,600	USD	3,960,724	—	(7)
RBC Capital Markets	10/5/2021	HKD	39,669,300	USD	5,101,013	—	(2)
Citigroup Global Markets	10/5/2021	HUF	5,831,900	USD	19,703	—	(10)
JP Morgan & Chase Co.	10/5/2021	HUF	16,042,500	USD	54,199	—	(27)
JP Morgan & Chase Co.	10/5/2021	IDR	3,953,831,100	USD	276,588	220	—
RBC Capital Markets	10/5/2021	IDR	1,679,087,700	USD	117,378	11	—
Citigroup Global Markets	10/5/2021	ILS	650,100	USD	202,931	226	—
RBC Capital Markets	10/5/2021	ILS	165,000	USD	51,510	62	—
Citigroup Global Markets	10/5/2021	INR	24,873,000	USD	339,772	284	—
Citigroup Global Markets	10/5/2021	INR	22,359,400	USD	305,339	159	—
JP Morgan & Chase Co.	10/5/2021	INR	276,769,900	USD	3,779,977	2,381	—
Citigroup Global Markets	10/5/2021	JPY	706,198,700	USD	6,429,808	8,691	—
Citigroup Global Markets	10/5/2021	JPY	61,977,000	USD	564,292	766	—
JP Morgan & Chase Co.	10/5/2021	JPY	669,294,500	USD	6,093,852	8,287	—
RBC Capital Markets	10/5/2021	JPY	712,521,300	USD	6,487,433	8,828	—
Citigroup Global Markets	10/5/2021	MXN	8,562,600	USD	425,355	1,104	—
JP Morgan & Chase Co.	10/5/2021	MXN	3,315,200	USD	164,735	476	—
RBC Capital Markets	10/5/2021	MXN	4,148,000	USD	206,088	567	—
RBC Capital Markets	10/5/2021	MYR	2,038,400	USD	490,118	574	—
Citigroup Global Markets	10/5/2021	NOK	4,267,000	USD	490,168	—	(619)

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(i)	Unrealized Depreciation(i)
JP Morgan & Chase Co.	10/5/2021	NZD	13,300	USD	9,361	$—	$(11)
RBC Capital Markets	10/5/2021	NZD	238,100	USD	167,582	—	(189)
JP Morgan & Chase Co.	10/5/2021	PHP	561,200	USD	11,257	—	(13)
RBC Capital Markets	10/5/2021	PHP	12,357,800	USD	247,770	—	(395)
Citigroup Global Markets	10/5/2021	PLN	1,073,200	USD	280,311	93	—
JP Morgan & Chase Co.	10/5/2021	PLN	54,900	USD	14,340	5	—
Citigroup Global Markets	10/5/2021	QAR	801,500	USD	216,698	—	(3,365)
Citigroup Global Markets	10/5/2021	RUB	46,578,600	USD	632,459	288	—
JP Morgan & Chase Co.	10/5/2021	RUB	45,228,300	USD	613,844	—	(1)
JP Morgan & Chase Co.	10/5/2021	SEK	15,609,100	USD	1,807,273	—	(2,019)
RBC Capital Markets	10/5/2021	SEK	12,141,600	USD	1,405,807	—	(1,558)
JP Morgan & Chase Co.	10/5/2021	SGD	728,700	USD	541,702	—	(269)
RBC Capital Markets	10/5/2021	SGD	412,300	USD	306,536	—	(113)
JP Morgan & Chase Co.	10/5/2021	THB	18,948,900	USD	587,390	—	(431)
JP Morgan & Chase Co.	10/5/2021	TRY	911,400	USD	107,826	177	—
Citigroup Global Markets	10/5/2021	TWD	52,418,800	USD	1,897,939	6,542	—
JP Morgan & Chase Co.	10/5/2021	TWD	49,018,500	USD	1,775,132	6,426	—
RBC Capital Markets	10/5/2021	TWD	58,839,200	USD	2,129,926	6,866	—
Citigroup Global Markets	10/5/2021	USD	144,406	HKD	1,123,000	—	(1)
JP Morgan & Chase Co.	10/5/2021	USD	164,026	ZAR	2,383,000	—	(780)
JP Morgan & Chase Co.	10/5/2021	ZAR	11,866,200	USD	816,804	3,915	—
RBC Capital Markets	10/5/2021	ZAR	9,082,800	USD	625,107	2,894	—
Citigroup Global Markets	10/6/2021	AUD	244,000	USD	178,362	—	(175)
Citigroup Global Markets	10/6/2021	AUD	592,100	USD	432,799	—	(447)
JP Morgan & Chase Co.	10/6/2021	AUD	3,594,200	USD	2,627,288	—	(2,627)
RBC Capital Markets	10/6/2021	AUD	3,771,000	USD	2,756,488	—	(2,794)
Citigroup Global Markets	10/6/2021	EGP	632,000	USD	40,004	74	—
Citigroup Global Markets	10/6/2021	KRW	1,866,460,100	USD	1,609,253	195	—
JP Morgan & Chase Co.	10/6/2021	KRW	2,136,251,100	USD	1,841,675	32	—
RBC Capital Markets	10/6/2021	KRW	2,003,441,900	USD	1,727,075	—	(74)
Citigroup Global Markets	10/6/2021	KWD	45,000	USD	149,631	92	—
Citigroup Global Markets	10/6/2021	SAR	3,900,000	USD	1,039,556	—	(61)
Citigroup Global Markets	10/6/2021	USD	184,518	KRW	213,734,000	—	(259)
JP Morgan & Chase Co.	10/12/2021	CNH	10,327,200	USD	1,595,230	1,148	—
RBC Capital Markets	10/12/2021	CNH	564,900	USD	87,261	64	—

Total unrealized appreciation (depreciation)						$750,060	$(362,071)

(i)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of August 31, 2021.

Currency Abbreviations

AED	Arab Emirates Dirham
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
KWD	Kuwaiti Dinar
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
QAR	Qatari Rial
RUB	Russian Ruble
SAR	Saudi Riyal
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(j)	$130,845,543	$—	$19,856	$130,865,399
Preferred Stocks(j)	1,348,056	—	—	1,348,056
Corporate Bonds	—	370	—	370
Warrants(j)	2,371	—	316	2,687
Short-Term Investments(j)	5,771,251	—	—	5,771,251
Derivatives(k)
Forward Foreign Currency Contracts	—	750,060	—	750,060
Futures Contracts	50,024	—	—	50,024

TOTAL	$138,017,245	$750,430	$20,172	$138,787,847

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(k)
Forward Foreign Currency Contracts	$—	$(362,071)	$—	$(362,071)
Futures Contracts	(24,956)	—	—	(24,956)

TOTAL	$(24,956)	$(362,071)	$—	$(387,027)

(j)	See Schedule of Investments for additional detailed categorizations.
(k)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.

During the period ended August 31, 2021, the amount of transfers from Level 3 to Level 2 was $236. The investment was transferred from Level 3 to Level 2 due to the availability of a pricing source supported by observable inputs.